Fund Holdings
September 30, 2021
Our Funds
Daily Income Fund (HDIXX)
Short-Term Government Securities Fund (HOSGX)
Short-Term Bond Fund (HOSBX)
Intermediate Bond Fund (HOIBX)
Rural America Growth & Income Fund (HRRLX)
Stock Index Fund (HSTIX)
Value Fund (HOVLX)
Growth Fund (HNASX)
International Equity Fund (HISIX)
Small-Company Stock Fund (HSCSX)

Portfolio of Investments
Daily Income Fund  |  September 30, 2021  |  (Unaudited)

U.S. Government & Agency Obligations | 87.1% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Federal Farm Credit Bank	0.19%(a)	11/02/21	$8,650,000	$8,651,277
Federal Farm Credit Bank	0.06(a)	11/16/22	1,000,000	999,977
Federal Farm Credit Bank	0.09(a)	05/19/23	1,000,000	1,000,000
Federal Farm Credit Bank	0.08(a)	06/14/23	500,000	500,000
Federal Home Loan Bank	0.02	10/08/21	5,900,000	5,899,977
Federal Home Loan Bank	0.03	10/29/21	9,000,000	8,999,790
U.S. Treasury Bill	0.03	10/05/21	17,000,000	16,999,939
U.S. Treasury Bill	0.05	10/07/21	4,000,000	3,999,969
U.S. Treasury Bill	0.05	10/15/21	13,000,000	12,999,772
U.S. Treasury Bill	0.05	11/09/21	2,000,000	1,999,895
U.S. Treasury Bill	0.03	11/18/21	2,000,000	1,999,920
U.S. Treasury Bill	0.03	11/26/21	5,000,000	4,999,767
U.S. Treasury Bill	0.04	11/30/21	7,000,000	6,999,564
U.S. Treasury Bill	0.05	12/02/21	4,000,000	3,999,690
U.S. Treasury Bill	0.05	12/09/21	8,000,000	7,999,310
U.S. Treasury Bill	0.04	12/16/21	6,000,000	5,999,493
U.S. Treasury Bill	0.04	12/21/21	2,000,000	1,999,802
U.S. Treasury Bill	0.03	12/23/21	11,500,000	11,499,251
U.S. Treasury Bill	0.04	01/04/22	13,000,000	12,999,104
U.S. Treasury Bill	0.04	01/18/22	5,000,000	4,999,466
U.S. Treasury Bill	0.05	02/01/22	5,000,000	4,999,174
U.S. Treasury Bill	0.06	02/03/22	4,000,000	3,999,236
U.S. Treasury Bill	0.05	02/24/22	2,000,000	1,999,594
U.S. Treasury Bill	0.07	06/16/22	1,500,000	1,499,248
U.S. Treasury Bill	0.08	07/14/22	1,000,000	999,404
U.S. Treasury Bill	0.08	08/11/22	5,000,000	4,996,511
U.S. Treasury Note	2.88	10/15/21	3,500,000	3,503,790
U.S. Treasury Note	0.09(a)	07/31/22	4,000,000	4,001,515
U.S. Treasury Note	2.00	07/31/22	2,000,000	2,031,705
U.S. Treasury Note	0.08(a)	01/31/23	6,000,000	6,001,947
U.S. Treasury Note	0.07(a)	04/30/23	4,100,000	4,100,288
U.S. Treasury Note	0.06(a)	07/31/23	3,500,000	3,500,056
Total U.S. Government & Agency Obligations
(Cost $167,178,431)				167,178,431

Money Market Fund | 12.9% of portfolio
		Shares
State Street Institutional U.S. Government Money Market Fund Premier Class	0.03(b)	24,797,364	24,797,364
Total Money Market Fund
(Cost $24,797,364)			24,797,364
Total Investments in Securities
(Cost $191,975,795) | 100.0%			$191,975,795
(a)	Variable coupon rate as of September 30, 2021.
(b)	7-day yield at September 30, 2021.
At September 30, 2021, the cost of investment securities for tax purposes was $191,975,795. There were no unrealized gains or losses.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;

Portfolio of Investments  |  Daily Income Fund  |  September 30, 2021  |  (Unaudited)  |  (Continued)
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Daily Income Fund	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$ —	$167,178,431	$ —	$167,178,431
Money Market Fund	24,797,364	—	—	24,797,364
Total	$24,797,364	$167,178,431	$ —	$191,975,795

Portfolio of Investments
Short-Term Government Securities Fund  |  September 30, 2021  |  (Unaudited)

Corporate Bonds Guaranteed by Export-Import Bank of the United States | 48.9% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Consumer Discretionary | 0.1%
Ethiopian Leasing (2012) LLC	2.68%	07/30/25	$74,697	$77,568
Total Consumer Discretionary				77,568
Energy | 21.3%
Petroleos Mexicanos	2.00	12/20/22	1,260,450	1,273,544
Petroleos Mexicanos	1.95	12/20/22	762,150	769,750
Petroleos Mexicanos	1.70	12/20/22	85,500	86,201
Petroleos Mexicanos	2.38	04/15/25	648,400	667,458
Petroleos Mexicanos	0.48(a)	04/15/25	8,062,500	8,064,678
Petroleos Mexicanos	2.46	12/15/25	780,750	809,640
Reliance Industries Ltd.	2.06	01/15/26	2,433,600	2,505,090
Reliance Industries Ltd.	1.87	01/15/26	3,135,789	3,214,515
Reliance Industries Ltd.	2.44	01/15/26	985,263	1,022,513
Total Energy				18,413,389
Financials | 27.5%
CES MU2 LLC	1.99	05/13/27	1,867,490	1,927,724
Durrah MSN 35603	1.68	01/22/25	651,938	662,657
DY8 Leasing LLC	2.63	04/29/26	187,500	195,461
DY9 Leasing LLC	2.37	03/19/27	681,958	710,772
Export Lease Eleven Co. LLC	0.41(a)	07/30/25	73,957	73,920
Helios Leasing II LLC	2.67	03/18/25	2,006,501	2,079,072
HNA 2015 LLC	2.29	06/30/27	274,308	285,939
HNA 2015 LLC	2.37	09/18/27	160,502	167,776
KE Export Leasing 2013-A LLC	0.38(a)	02/25/25	2,154,204	2,151,246
Lulwa Ltd.	1.89	02/15/25	1,295,571	1,328,449
Lulwa Ltd.	1.83	03/26/25	409,507	418,075
Mexican Aircraft Finance IV	2.54	07/13/25	184,211	190,665
Mexican Aircraft Finance V	2.33	01/14/27	247,500	257,271
MSN 41079 and 41084 Ltd.	1.72	07/13/24	2,270,183	2,305,768
MSN 41079 and 41084 Ltd.	1.63	12/14/24	577,615	586,767
Osprey Aircraft Leasing LLC	2.21	06/21/25	138,180	142,223
Penta Aircraft Leasing 2013 LLC	1.69	04/29/25	656,281	667,927
Pluto Aircraft Leasing LLC	0.34(a)	02/07/23	1,454,541	1,453,308
Rimon LLC	2.45	11/01/25	191,250	197,985
Safina Ltd.	1.55	01/15/22	85,880	85,988
Safina Ltd.	2.00	12/30/23	923,780	940,212
Salmon River Export LLC	2.19	09/15/26	889,544	918,856
Sandalwood 2013 LLC	2.84	07/10/25	293,029	305,211
Sandalwood 2013 LLC	2.82	02/12/26	372,322	389,561
Santa Rosa Leasing LLC	1.69	08/15/24	181,280	183,923
Santa Rosa Leasing LLC	1.47	11/03/24	290,163	293,776
Thirax 1 LLC	0.97	01/14/33	1,922,240	1,892,971
VCK Lease SA	2.59	07/24/26	56,884	59,391
Washington Aircraft 2 Co. DAC	0.56(a)	06/26/24	2,977,622	2,982,560
Total Financials				23,855,454

Portfolio of Investments  |  Short-Term Government Securities Fund  |  September 30, 2021  |
(Unaudited)  |  (Continued)
Corporate Bonds Guaranteed by Export-Import Bank of the United States | 48.9% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Industrials | Less than 0.1%
Sayarra Ltd.	2.77%	10/29/21	$14,329	$14,352
Total Industrials				14,352
Total Corporate Bonds Guaranteed by Export-Import Bank of the United States
(Cost $41,959,177)				42,360,763

U.S. Government & Agency Obligations | 41.5% of portfolio

Export-Import Bank of the U.S.	1.90	07/12/24	937,402	953,766
Export-Import Bank of the U.S.	1.73	09/18/24	2,297,838	2,336,310
Export-Import Bank of the U.S.	1.58	11/16/24	164,312	166,714
Private Export Funding Corp.	1.75	11/15/24	1,000,000	1,033,162
U.S. Department of Housing & Urban Development	6.12	08/01/22	10,000	10,198
U.S. Department of Housing & Urban Development	5.77	08/01/26	94,000	95,643
U.S. International Development Finance Corp.	2.22(b)	01/24/25	2,000,000	2,190,220
U.S. International Development Finance Corp.	1.27(b)	06/21/25	1,000,000	1,025,994
U.S. International Development Finance Corp.	0.00(c)	07/17/25	1,000,000	998,838
U.S. International Development Finance Corp.	0.00(c)	01/17/26	700,000	770,074
U.S. International Development Finance Corp.	0.95(b)	04/23/29	5,000,000	5,104,697
U.S. International Development Finance Corp.	1.11	05/15/29	1,000,000	1,002,239
U.S. International Development Finance Corp.	2.36	10/15/29	1,855,895	1,956,240
U.S. International Development Finance Corp.	1.05	10/15/29	1,855,895	1,853,130
U.S. International Development Finance Corp.	1.24	08/15/31	1,500,000	1,484,730
U.S. Treasury Note	0.38	09/15/24	9,325,000	9,284,932
U.S. Treasury Note	0.75	08/31/26	59,000	58,369
U.S. Treasury Note	1.50	01/31/27	5,435,000	5,563,020
Total U.S. Government & Agency Obligations
(Cost $35,535,994)				35,888,276

Asset-Backed Securities | 3.0% of portfolio

Avid Automobile Receivables Trust 19-1 (d)	2.62	02/15/24	17,852	17,889
Carvana Auto Receivables Trust 20-N1A (d)	2.01	03/17/25	250,000	251,801
Consumer Loan Underlying Bond 19-HP1 (d)	2.59	12/15/26	37,346	37,579
CPS Auto Trust 20-AB (d)	2.36	02/15/24	93,859	94,155
CPS Auto Trust 20-CA (d)	0.63	03/15/24	40,871	40,887
Credit Acceptance Auto Loan Trust 20-3A (d)	1.24	10/15/29	250,000	252,191
First Investors Auto Owner Trust 21-2A (d)	0.48	03/15/27	193,627	193,526
Foursight Capital Automobile Receivables Trust 19-1 (d)	2.67	03/15/24	105,656	106,026
Freedom Financial 21-2 (d)	0.68	06/19/28	73,420	73,459
GLS Auto Receivables Trust 19-4 (d)	2.47	11/15/23	49,525	49,660
GLS Auto Receivables Trust 21-3A (d)	0.42	01/15/25	150,000	150,004
Gracie Point International Fund 21-1 (d)	0.85(a)	11/01/23	205,999	205,999
Marlette Funding Trust 19-3 (d)	2.69	09/17/29	2,647	2,649
Marlette Funding Trust 21-1 (d)	0.60	06/16/31	197,999	198,106
Oasis Securitisation 21-1A (d)	2.58	02/15/33	170,908	171,309
SBA Tower Trust (d)	3.45	03/15/23	290,000	293,661
SBA Tower Trust (d)	2.84	01/15/25	250,000	258,919
SoFi Consumer Loan Program Trust 19-4 (d)	2.45	08/25/28	8,734	8,766
Upstart Securitization Trust 19-3 (d)	2.68	01/21/30	32,745	32,823
Upstart Securitization Trust 21-3 (d)	0.83	07/20/31	145,225	145,245
Total Asset-Backed Securities
(Cost $2,581,962)				2,584,654

Portfolio of Investments  |  Short-Term Government Securities Fund  |  September 30, 2021  |
(Unaudited)  |  (Continued)
Corporate Bonds–Other | 2.4% of portfolio
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Communication Services | 0.1%
Verizon Communications Inc.	1.22%(a)	05/15/25	$100,000	$102,730
Total Communication Services				102,730
Financials | 2.3%
Athene Global Funding (d)	2.50	01/14/25	100,000	103,947
Bank of America Corp.	0.76(a)	10/24/24	250,000	252,419
Citigroup Inc.	1.22(a)	05/17/24	250,000	253,788
Goldman Sachs Group, Inc.	0.55(a)	09/10/24	250,000	250,374
J.P. Morgan Chase & Co.	1.04(a)	02/04/27	100,000	98,106
Main Street Capital Corp.	3.00	07/14/26	500,000	509,985
Owl Rock Core Income Corp. (d)	3.13	09/23/26	250,000	248,065
Owl Rock Technology Finance Corp.	2.50	01/15/27	250,000	250,969
Total Financials				1,967,653
Total Corporate Bonds–Other
(Cost $2,049,272)				2,070,383

Mortgage-Backed Security | 0.9% of portfolio

GNMA 21-8	1.00	01/20/50	795,626	790,624
Total Mortgage-Backed Security
(Cost $796,245)				790,624

Municipal Bonds | 0.8% of portfolio

California | 0.3%
Gardena California Pension Obligation	2.07	04/01/26	200,000	205,822
Total California				205,822
Minnesota | 0.1%
Shakopee Minnesota Independent School District No. 720	0.81	02/01/26	100,000	98,734
Total Minnesota				98,734
New York | 0.2%
Suffolk County New York	0.90	06/15/22	100,000	100,266
Suffolk County New York	1.05	06/15/23	100,000	100,608
Total New York				200,874
Texas | 0.2%
Harris County Texas Cultural Education Facilities Finance Corp.	1.45	11/15/22	200,000	202,071
Total Texas				202,071
Total Municipal Bonds
(Cost $700,000)				707,501

Portfolio of Investments  |  Short-Term Government Securities Fund  |  September 30, 2021  |
(Unaudited)  |  (Continued)
Money Market Fund | 2.5% of portfolio
	Interest Rate /Yield	Shares	Value
State Street Institutional U.S. Government Money Market Fund Premier Class	0.03%(e)	2,178,101	$2,178,101
Total Money Market Fund
(Cost $2,178,101)			2,178,101
Total Investments in Securities
(Cost $85,800,751) | 100.0%			$86,580,302
(a)	Variable coupon rate as of September 30, 2021.
(b)	Interest is paid at maturity.
(c)	Zero coupon rate, purchased at a discount.
(d)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $2,936,666 and represents 3.4% of total investments.
(e)	7-day yield at September 30, 2021.
LLC - Limited Liability Company
SA - Sociedad Anonima or Societe Anonyme
DAC - Designated Activity Company
At September 30, 2021, the cost of investment securities for tax purposes was $85,800,751. Net unrealized appreciation of investment securities was $779,551 consisting of unrealized gains of $888,100 and unrealized losses of $108,549.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Short-Term Government Securities Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds Guaranteed by Export-Import Bank of the United States	$ —	$42,360,763	$ —	$42,360,763
U.S. Government & Agency Obligations	—	35,888,276	—	35,888,276
Asset-Backed Securities	—	2,584,654	—	2,584,654
Corporate Bonds–Other	—	2,070,383	—	2,070,383
Mortgage-Backed Security	—	790,624	—	790,624
Municipal Bonds	—	707,501	—	707,501
Money Market Fund	2,178,101	—	—	2,178,101
Total	$2,178,101	$84,402,201	$ —	$86,580,302

Portfolio of Investments
Short-Term Bond Fund  |  September 30, 2021  |  (Unaudited)

Corporate Bonds–Other | 35.1% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Communication Services | 3.1%
Baidu Inc.	3.88%	09/29/23	$1,165,000	$1,230,100
Sprint Spectrum Co. LLC (a)	4.74	03/20/25	1,750,000	1,869,000
Verizon Communications Inc.	1.22(b)	05/15/25	9,725,000	9,990,501
Verizon Communications Inc.	0.85	11/20/25	1,700,000	1,681,411
Verizon Communications Inc.	3.00	03/22/27	2,500,000	2,682,951
Walt Disney Co. (The)	1.75	01/13/26	420,000	430,932
Total Communication Services				17,884,895
Consumer Discretionary | 2.9%
Amazon.com, Inc.	0.45	05/12/24	5,000,000	4,989,876
Amazon.com, Inc.	1.00	05/12/26	2,780,000	2,776,766
American Honda Finance Corp.	0.65	09/08/23	2,000,000	2,007,649
Daimler Finance North America LLC (a)	3.30	05/19/25	920,000	987,068
Ford Motor Co.	8.50	04/21/23	1,000,000	1,099,940
Ralph Lauren Corp.	1.70	06/15/22	1,000,000	1,010,044
Ralph Lauren Corp.	3.75	09/15/25	850,000	931,537
US Airways 2013 1A PTT	3.95	05/15/27	3,271,988	3,331,533
Total Consumer Discretionary				17,134,413
Consumer Staples | 1.7%
7-Eleven, Inc. (a)	0.58(b)	08/10/22	595,000	595,149
7-Eleven, Inc. (a)	0.63	02/10/23	1,000,000	1,000,360
7-Eleven, Inc. (a)	0.80	02/10/24	1,090,000	1,089,444
7-Eleven, Inc. (a)	0.95	02/10/26	800,000	785,693
Altria Group, Inc.	4.40	02/14/26	1,339,000	1,503,894
Philip Morris International Inc.	0.88	05/01/26	2,000,000	1,962,961
Walmart Inc.	1.05	09/17/26	3,000,000	2,999,288
Total Consumer Staples				9,936,789
Energy | 1.0%
Midwest Connector Capital Co. LLC (a)	3.63	04/01/22	2,676,000	2,707,666
Midwest Connector Capital Co. LLC (a)	3.90	04/01/24	1,665,000	1,741,375
Phillips 66 Co.	1.30	02/15/26	1,500,000	1,491,431
Total Energy				5,940,472
Financials | 18.7%
American Express Co.	0.87(b)	08/03/23	862,000	871,480
Antares Holdings LP	2.75	01/15/27	1,000,000	1,000,905
Astrazeneca Finance LLC	1.20	05/28/26	2,000,000	2,000,505
Athene Global Funding (a)	2.50	01/14/25	5,715,000	5,940,579
Aviation Capital Group (a)	1.95	01/30/26	3,000,000	2,989,162
Aviation Capital Group (a)	1.95	09/20/26	1,285,000	1,271,374
Bank of America Corp.	0.76(b)	10/24/24	1,805,000	1,822,469
Bank of America Corp.	4.00	01/22/25	1,210,000	1,314,865
Bank of America Corp.	3.95	04/21/25	2,210,000	2,408,375
Bank of America Corp.	2.46(b)	10/22/25	2,200,000	2,297,966
Bank of America Corp.	2.02(b)	02/13/26	2,100,000	2,154,543
Bank of America Corp.	1.32(b)	06/19/26	2,100,000	2,099,487
Bank of America Corp.	1.20(b)	10/24/26	920,000	913,087
BOC Aviation (USA) Corp. (a)	1.63	04/29/24	2,100,000	2,116,137
Capital One Financial Corp.	4.25	04/30/25	1,409,000	1,557,775
Capital Southwest Corp.	3.38	10/01/26	1,750,000	1,771,875

Portfolio of Investments  |  Short-Term Bond Fund  |  September 30, 2021  |  (Unaudited)  |  (Continued)
Corporate Bonds–Other | 35.1% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Financials | 18.7% (Continued)
Citigroup Inc.	1.22%(b)	05/17/24	$5,337,000	$5,417,856
Citigroup Inc.	7.00	12/01/25	4,000,000	4,860,316
Citigroup Inc.	3.11(b)	04/08/26	1,800,000	1,911,150
F&G Global Funding (a)	0.90	09/20/24	2,000,000	1,996,320
F&G Global Funding (a)	1.75	06/30/26	2,500,000	2,515,325
Fidus Investment Corp.	4.75	01/31/26	490,000	519,854
GA Global Funding Trust (a)	0.80	09/13/24	920,000	915,658
Goldman Sachs Group, Inc.	0.67(b)	03/08/24	5,320,000	5,326,331
Goldman Sachs Group, Inc.	0.55(b)	09/10/24	3,750,000	3,755,602
Goldman Sachs Group, Inc.	3.50	04/01/25	2,065,000	2,220,088
J.P. Morgan Chase & Co.	4.02(b)	12/05/24	1,225,000	1,312,074
J.P. Morgan Chase & Co.	2.30(b)	10/15/25	2,130,000	2,209,262
J.P. Morgan Chase & Co.	2.08(b)	04/22/26	2,055,000	2,113,694
J.P. Morgan Chase & Co.	1.04(b)	02/04/27	910,000	892,765
Main Street Capital Corp.	5.20	05/01/24	3,635,000	3,936,924
Main Street Capital Corp.	3.00	07/14/26	3,815,000	3,891,184
Met Tower Global Funding (a)	1.25	09/14/26	705,000	701,444
Morgan Stanley	0.72(b)	01/20/23	372,000	372,876
Morgan Stanley	3.74(b)	04/24/24	1,020,000	1,070,255
Morgan Stanley	0.79(b)	05/30/25	2,770,000	2,761,497
Morgan Stanley	2.19(b)	04/28/26	425,000	438,814
Morgan Stanley	1.51(b)	07/20/27	865,000	860,888
Owl Rock Core Income Corp. (a)	3.13	09/23/26	2,250,000	2,222,325
Owl Rock Technology Finance Corp.	2.50	01/15/27	3,660,000	3,674,186
PACCAR Financial Corp.	0.80	06/08/23	1,000,000	1,005,723
Protective Life Global Funding (a)	1.17	07/15/25	850,000	848,968
Saratoga Investment Corp.	4.38	02/28/26	735,000	756,914
SCE Recovery Funding LLC	0.86	11/15/31	1,885,000	1,824,810
Security Benefit Global Funding (a)	1.25	05/17/24	4,000,000	4,026,794
Volkswagen Group of America Finance LLC (a)	1.25	11/24/25	6,555,000	6,525,494
Wells Fargo & Co.	2.16(b)	02/11/26	3,270,000	3,373,171
Wells Fargo & Co.	2.19(b)	04/30/26	2,120,000	2,188,127
Total Financials				108,977,273
Health Care | 2.0%
AmerisourceBergen Corp.	0.74	03/15/23	5,000,000	5,007,598
Baylor Scott & White Holdings	0.83	11/15/25	1,000,000	976,636
Cigna Corp.	1.02(b)	07/15/23	1,830,000	1,852,397
Cigna Corp.	1.25	03/15/26	2,695,000	2,689,266
Sutter Health	1.32	08/15/25	915,000	918,135
Total Health Care				11,444,032
Industrials | 1.9%
American Airlines Group Inc.	3.60	03/22/29	2,218,435	2,297,217
BNSF Railway Co. (a)	3.44	06/16/28	387,160	423,215
Burlington Northern & Santa Fe Railway Co.	4.83	01/15/23	6,556	6,705
Caterpillar Financial Services Corp.	2.15	11/08/24	940,000	982,033
Delta Air Lines, Inc. (a)	7.00	05/01/25	965,000	1,125,431
Delta Air Lines, Inc.	7.38	01/15/26	730,000	860,043
United Airlines, Inc.	5.88	04/15/29	4,637,375	5,189,419
Total Industrials				10,884,063

Portfolio of Investments  |  Short-Term Bond Fund  |  September 30, 2021  |  (Unaudited)  |  (Continued)
Corporate Bonds–Other | 35.1% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Information Technology | 0.4%
PayPal Holdings, Inc.	1.65%	06/01/25	$1,265,000	$1,296,308
Texas Instruments Inc.	1.13	09/15/26	1,000,000	999,140
Total Information Technology				2,295,448
Materials | 0.8%
E. I. Du Pont De Nemours and Co.	1.70	07/15/25	500,000	510,407
Georgia-Pacific LLC (a)	0.95	05/15/26	1,450,000	1,431,407
Nucor Corp.	2.00	06/01/25	1,000,000	1,029,422
PPG Industries, Inc.	1.20	03/15/26	2,000,000	1,991,564
Total Materials				4,962,800
Real Estate | 0.4%
Federal Realty Investment Trust	1.25	02/15/26	1,231,000	1,220,437
Service Properties Trust	7.50	09/15/25	930,000	1,044,148
Total Real Estate				2,264,585
Utilities | 2.2%
Brooklyn Union Gas Co. (a)	3.41	03/10/26	3,200,000	3,425,504
Entergy Louisiana, LLC	3.78	04/01/25	1,445,000	1,559,786
NextEra Energy Capital Holdings, Inc.	2.75	05/01/25	500,000	527,327
PPL Electric Utilities Corp.	0.38(b)	09/28/23	1,000,000	1,000,041
San Diego Gas & Electric Co.	1.91	02/01/22	355,180	355,896
Southern California Edison Co.	0.39(b)	12/03/21	1,800,000	1,800,228
Southern California Edison Co.	1.85	02/01/22	585,000	586,798
Southern California Edison Co.	1.10	04/01/24	1,850,000	1,858,938
Southern California Edison Co.	1.20	02/01/26	2,065,000	2,046,604
Total Utilities				13,161,122
Total Corporate Bonds–Other
(Cost $202,720,956)				204,885,892

U.S. Government & Agency Obligations | 31.9% of portfolio

U.S. Department of Housing & Urban Development	6.12	08/01/22	10,000	10,198
U.S. International Development Finance Corp.	0.67(c)	04/23/29	1,230,000	1,235,866
U.S. International Development Finance Corp.	2.36	10/15/29	784,116	826,512
U.S. International Development Finance Corp.	1.05	10/15/29	1,127,456	1,125,777
U.S. Treasury Note	0.09(b)	10/31/22	20,900,000	20,909,304
U.S. Treasury Note	0.08(b)	01/31/23	7,300,000	7,303,159
U.S. Treasury Note	0.13	08/31/23	28,465,000	28,389,390
U.S. Treasury Note	0.38	09/15/24	110,160,000	109,686,656
U.S. Treasury Note	0.75	08/31/26	16,473,000	16,296,687
Total U.S. Government & Agency Obligations
(Cost $186,087,101)				185,783,549

Asset-Backed Securities | 12.3% of portfolio

American Credit Acceptance Receivables Trust 19-1 (a)	3.50	04/14/25	296,894	298,496
American Credit Acceptance Receivables Trust 20-3A (a)	0.62	10/13/23	160,558	160,597
American Credit Acceptance Receivables Trust 20-3B (a)	1.15	08/13/24	850,000	852,424
American Credit Acceptance Receivables Trust 21-2 (a)	0.68	05/13/25	625,000	625,262
Avant Credit Card Master Trust 21-1A (a)	1.37	04/15/27	2,500,000	2,491,502
Avid Automobile Receivables Trust 19-1 (a)	2.62	02/15/24	125,320	125,579

Portfolio of Investments  |  Short-Term Bond Fund  |  September 30, 2021  |  (Unaudited)  |  (Continued)
Asset-Backed Securities | 12.3% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Carvana Auto Receivables Trust 20-N1A (a)	2.01%	03/17/25	$1,560,000	$1,571,240
Colony American Finance Ltd. 21-2 (a)	1.41	07/15/54	907,617	898,113
Consumer Loan Underlying Bond 19-HP1 (a)	2.59	12/15/26	554,586	558,048
Consumer Loan Underlying Bond 20-P1 (a)	2.26	03/15/28	94,060	94,227
CoreVest American Finance 20-4 (a)	1.17	12/15/52	874,774	866,551
CoreVest American Finance 21-1 (a)	1.57	04/15/53	1,298,697	1,299,053
CPS Auto Trust 20-AB (a)	2.36	02/15/24	750,872	753,238
CPS Auto Trust 20-CA (a)	0.63	03/15/24	169,697	169,763
CPS Auto Trust 21-B (a)	0.81	12/15/25	920,000	921,737
Credit Acceptance Auto Loan Trust 19-1A (a)	3.33	02/15/28	477,985	479,314
Credit Acceptance Auto Loan Trust 19-1B (a)	3.75	04/17/28	4,475,000	4,532,451
Credit Acceptance Auto Loan Trust 19-1C (a)	3.94	06/15/28	785,000	801,507
Credit Acceptance Auto Loan Trust 20-1A (a)	2.01	02/15/29	1,725,000	1,749,216
Credit Acceptance Auto Loan Trust 20-2A (a)	1.37	07/16/29	870,000	878,636
Credit Acceptance Auto Loan Trust 20-3A (a)	1.24	10/15/29	2,500,000	2,521,906
Credit Acceptance Auto Loan Trust 21-2A (a)	0.96	02/15/30	1,755,000	1,759,884
Credito Real USA Auto Receivables Trust 21-1 (a)	1.35	02/16/27	1,886,317	1,886,949
DT Auto Owner Trust 18-2D (a)	4.15	03/15/24	195,677	197,962
DT Auto Owner Trust 19-1C (a)	3.61	11/15/24	144,777	145,530
DT Auto Owner Trust 20-3A (a)	0.54	04/15/24	643,605	644,234
Entergy New Orleans Storm Recovery Fund 15-1	2.67	06/01/27	375,787	381,395
Exeter Automobile Receivables Trust 21-1	0.34	03/15/24	790,000	790,258
FIC Funding 21-1 (a)	1.13	04/15/33	1,065,720	1,066,371
First Investors Auto Owner Trust 21-2A (a)	0.48	03/15/27	2,371,932	2,370,693
Flagship Credit Auto Trust 21-3 (a)	0.36	07/15/27	1,935,708	1,934,482
Foursight Capital Automobile Receivables Trust 19-1 (a)	2.67	03/15/24	1,458,056	1,463,160
Freedom Financial 20-1 (a)	2.52	03/18/27	134,974	135,299
Freedom Financial 21-2 (a)	0.68	06/19/28	473,895	474,146
FRTKL 21-SFR1 (a)	1.57	09/17/38	970,000	965,314
GLS Auto Receivables Trust 19-4 (a)	2.47	11/15/23	209,489	210,062
GLS Auto Receivables Trust 20-2 (a)	1.58	08/15/24	939,890	943,732
GLS Auto Receivables Trust 20-3 (a)	0.69	10/16/23	162,421	162,551
GLS Auto Receivables Trust 20-4 (a)	0.52	02/15/24	922,466	923,157
GLS Auto Receivables Trust 21-3A (a)	0.42	01/15/25	2,020,000	2,020,050
Gracie Point International Fund 20-B (a)	1.50(b)	05/02/23	749,971	755,647
Gracie Point International Fund 21-1 (a)	0.85(b)	11/01/23	1,489,995	1,489,995
Longtrain Leasing III LLC 2015-1 (a)	2.98	01/15/45	282,202	287,348
Marlette Funding Trust 19-3 (a)	2.69	09/17/29	48,391	48,430
Marlette Funding Trust 20-2 (a)	1.02	09/16/30	19,787	19,790
Marlette Funding Trust 21-1 (a)	0.60	06/16/31	692,998	693,370
NP SPE II LLC 17-1 (a)	3.37	10/21/47	340,440	349,884
Oasis Securitisation 21-1A (a)	2.58	02/15/33	948,196	950,423
Oportun Funding 21-A (a)	1.21	03/08/28	1,070,000	1,072,858
Oportun Funding 21-B (a)	1.47	05/08/31	2,225,000	2,226,252
Oscar US Funding Trust 21-1A (a)	0.40	03/11/24	786,724	787,138
Progress Residential Trust 21-SFR8 (a)	1.51	10/17/38	1,322,000	1,313,995
SBA Tower Trust (a)	3.45	03/15/23	2,420,000	2,450,551
SBA Tower Trust (a)	2.84	01/15/25	4,765,000	4,934,992
SBA Tower Trust (a)	1.88	01/15/26	1,450,000	1,468,163
SBA Tower Trust (a)	1.63	11/15/26	195,000	194,511
SoFi Consumer Loan Program Trust 18-3 (a)	4.02	08/25/27	470,001	474,272
SoFi Consumer Loan Program Trust 19-4 (a)	2.45	08/25/28	117,914	118,348
United Auto Credit Securitization Trust 20-1B (a)	1.47	11/10/22	432,615	432,905
United Auto Credit Securitization Trust 21-1A (a)	0.34	07/10/23	939,966	940,067
United Auto Credit Securitization Trust 21-1B (a)	0.68	03/11/24	3,230,000	3,235,085
Upstart Securitization Trust 19-3 (a)	2.68	01/21/30	258,027	258,642
Upstart Securitization Trust 21-1 (a)	0.87	03/20/31	729,018	730,331
Upstart Securitization Trust 21-3 (a)	0.83	07/20/31	959,621	959,755

Portfolio of Investments  |  Short-Term Bond Fund  |  September 30, 2021  |  (Unaudited)  |  (Continued)
Asset-Backed Securities | 12.3% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Upstart Securitization Trust 21-4 (a)	0.84%	09/20/31	$1,545,000	$1,545,072
Westlake Automobile Receivable Trust 19-2A (a)	2.84	07/15/24	1,025,000	1,033,571
Westlake Automobile Receivable Trust 20-3A (a)	0.56	05/15/24	1,680,214	1,682,342
Total Asset-Backed Securities
(Cost $71,570,178)				71,577,826

Yankee Bonds | 12.2% of portfolio

AerCap Ireland Capital DAC	1.75	01/30/26	345,000	341,476
Aircastle Ltd. (a)	5.25	08/11/25	1,243,000	1,389,716
América Móvil, SAB de CV	3.13	07/16/22	1,085,000	1,107,780
Antares Holdings LP	3.95	07/15/26	335,000	353,021
Avolon Holdings Funding Ltd. (a)	2.88	02/15/25	1,840,000	1,893,200
Avolon Holdings Funding Ltd. (a)	5.50	01/15/26	1,850,000	2,073,870
Avolon Holdings Funding Ltd. (a)	2.13	02/21/26	1,500,000	1,484,649
Baidu Inc.	3.08	04/07/25	1,050,000	1,101,379
Banco Bilbao Vizcaya Argentaria SA	1.13	09/18/25	800,000	791,642
Banco Santander SA	1.72(b)	09/14/27	2,000,000	1,990,706
Bank of Montreal	4.34(b)	10/05/28	1,300,000	1,388,132
Barclays PLC	1.50(b)	05/16/24	1,250,000	1,271,536
Barclays PLC	1.01(b)	12/10/24	4,205,000	4,224,338
Barclays PLC	2.85(b)	05/07/26	1,250,000	1,312,928
BMW Finance NV (a)	2.40	08/14/24	2,500,000	2,611,997
BOC Aviation Ltd. (a)	1.26(b)	09/26/23	3,338,000	3,346,561
BPCE SA (a)	1.00	01/20/26	1,500,000	1,475,888
Credit Agricole SA (a)	1.25(b)	01/26/27	2,000,000	1,971,735
Danske Bank AS (a)	0.98	09/10/25	1,250,000	1,247,903
Delta and SkyMiles IP Ltd. (a)	4.50	10/20/25	780,000	834,600
Enel Finance International NV (a)	2.65	09/10/24	3,275,000	3,431,585
Enel Finance International NV (a)	3.63	05/25/27	920,000	1,018,429
Legrand France SA	8.50	02/15/25	3,384,000	4,203,653
Lloyds Banking Group PLC	2.91(b)	11/07/23	1,400,000	1,436,386
Macquarie Group Ltd. (a)	1.34(b)	01/12/27	2,500,000	2,478,171
Mitsubishi UFJ Financial Group, Inc.	1.41	07/17/25	710,000	714,109
Nationwide Building Society (a)	3.62(b)	04/26/23	1,980,000	2,014,429
NatWest Group PLC	2.36(b)	05/22/24	845,000	867,082
NatWest Group PLC	4.52(b)	06/25/24	1,325,000	1,410,296
NatWest Group PLC	4.27(b)	03/22/25	1,330,000	1,435,256
NatWest Markets PLC (a)	0.80	08/12/24	805,000	803,302
Panasonic Corp. (a)	2.68	07/19/24	3,880,000	4,061,805
Reckitt Benckiser Treasury Services PLC (a)	2.75	06/26/24	1,100,000	1,154,769
Saudi Arabian Oil Co. (a)	1.25	11/24/23	800,000	805,120
Saudi Arabian Oil Co. (a)	1.63	11/24/25	500,000	500,025
Schlumberger Finance Canada Ltd.	1.40	09/17/25	1,000,000	1,010,641
Siemens Financieringsmaatschappij NV (a)	1.20	03/11/26	780,000	777,199
Sinopec Group Overseas Development (2012) Ltd. (a)	3.90	05/17/22	2,100,000	2,141,832
Sumitomo Mitsui Trust Bank Ltd. (a)	0.80	09/16/24	2,500,000	2,494,674
Syngenta Finance NV (a)	4.44	04/24/23	400,000	418,136
Tencent Holdings Ltd. (a)	3.80	02/11/25	1,850,000	1,986,456
Tencent Holdings Ltd. (a)	1.81	01/26/26	1,000,000	1,008,604
Tencent Music Entertainment Group	1.38	09/03/25	3,035,000	2,967,957
Total Yankee Bonds
(Cost $70,307,018)				71,352,973

Portfolio of Investments  |  Short-Term Bond Fund  |  September 30, 2021  |  (Unaudited)  |  (Continued)
Corporate Bonds Guaranteed by Export-Import Bank of the United States | 2.7% of portfolio
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Energy | 1.8%
Petroleos Mexicanos	0.48%(b)	04/15/25	$8,793,750	$8,796,124
Petroleos Mexicanos	2.46	12/15/25	197,550	204,860
Reliance Industries Ltd.	1.87	01/15/26	1,426,263	1,462,070
Total Energy				10,463,054
Financials | 0.9%
MSN 41079 and 41084 Ltd.	1.72	07/13/24	641,768	651,828
MSN 41079 and 41084 Ltd.	1.63	12/14/24	763,318	775,412
Pluto Aircraft Leasing LLC	0.34(b)	02/07/23	169,818	169,674
Santa Rosa Leasing LLC	1.69	08/15/24	689,640	699,694
Thirax 1 LLC	0.97	01/14/33	2,306,688	2,271,565
Washington Aircraft 2 Co. DAC	0.56(b)	06/26/24	968,884	970,491
Total Financials				5,538,664
Total Corporate Bonds Guaranteed by Export-Import Bank of the United States
(Cost $15,978,308)				16,001,718

Municipal Bonds | 2.1% of portfolio

Arizona | 0.5%
Glendale Arizona	1.45	07/01/26	1,000,000	1,000,189
Glendale Arizona	1.72	07/01/27	1,235,000	1,233,841
Pinal County Arizona Revenue Obligation	0.80	08/01/23	410,000	411,638
Total Arizona				2,645,668
California | 0.3%
Chula Vista California Pension Obligation	0.84	06/01/26	795,000	776,707
EL Cajon California Pension Obligation	1.70	04/01/27	300,000	300,134
Gardena California Pension Obligation	2.07	04/01/26	560,000	576,301
San Francisco California Community College District	1.33	06/15/26	300,000	299,183
Total California				1,952,325
Maine | 0.1%
Maine Health & Higher Educational Facilities	1.66	07/01/27	300,000	300,438
Maine State Housing Authority	1.70	11/15/26	245,000	247,224
Total Maine				547,662
Minnesota | 0.1%
Shakopee Minnesota Independent School District No. 720	0.81	02/01/26	400,000	394,938
Total Minnesota				394,938
New Jersey | 0.4%
New Jersey Housing and Morgage Finance Agency	1.34	04/01/24	720,000	720,933
New Jersey Housing and Morgage Finance Agency	1.49	04/01/25	615,000	614,097
New Jersey Housing and Morgage Finance Agency	1.54	10/01/25	1,065,000	1,060,417
Total New Jersey				2,395,447
New York | 0.5%
Suffolk County New York	0.90	06/15/22	370,000	370,985

Portfolio of Investments  |  Short-Term Bond Fund  |  September 30, 2021  |  (Unaudited)  |  (Continued)
Municipal Bonds | 2.1% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
New York | 0.5% (Continued)
Suffolk County New York	1.05%	06/15/23	$350,000	$352,127
Suffolk County New York	1.41	06/15/24	810,000	819,836
Suffolk County New York	1.61	06/15/25	1,350,000	1,369,113
Total New York				2,912,061
Texas | 0.2%
Grey Forest Texas Gas System Revenue	1.05	02/01/25	800,000	799,341
Harris County Texas Cultural Education Facilities Finance Corp.	1.45	11/15/22	400,000	404,142
Harris County Texas Cultural Education Facilities Finance Corp.	1.84	11/15/24	205,000	209,995
Total Texas				1,413,478
Total Municipal Bonds
(Cost $12,257,363)				12,261,579

Mortgage-Backed Securities | 0.7% of portfolio

ARM Master Trust 21-T (a)	1.42	01/15/24	950,000	950,142
FHLMC 780754	2.37(b)	08/01/33	805	821
FNMA 813842	1.65(b)	01/01/35	2,629	2,719
GNMA 21-8	1.00	01/20/50	3,003,751	2,984,867
Salomon Brothers Mortgage Securities 97-LB6	6.82	12/25/27	2	2
Total Mortgage-Backed Securities
(Cost $3,960,184)				3,938,551

Money Market Fund | 3.0% of portfolio
		Shares
State Street Institutional U.S. Government Money Market Fund Premier Class	0.03(d)	17,576,673	17,576,673
Total Money Market Fund
(Cost $17,576,673)			17,576,673
Total Investments in Securities
(Cost $580,457,781) | 100.0%			$583,378,761
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $164,031,862 and represents 28.1% of total investments.
(b)	Variable coupon rate as of September 30, 2021.
(c)	Interest is paid at maturity.
(d)	7-day yield at September 30, 2021.
LLC - Limited Liability Company
LP - Limited Partnership
DAC - Designated Activity Company
SAB de CV - Sociedad Anonima Bursatil de Capital Variable
SAB - Sociedad Anonima Bursatil
SA - Sociedad Anonima or Societe Anonyme
PLC - Public Limited Company
NV - Naamloze Vennottschap
AS - Anonim Sirket
ARM - Adjustable Rate Mortgage

Portfolio of Investments  |  Short-Term Bond Fund  |  September 30, 2021  |  (Unaudited)  |  (Continued)
FHLMC - Federal Home Loan Mortgage Corporation
At September 30, 2021, the cost of investment securities for tax purposes was $580,457,781. Net unrealized appreciation of investment securities was $2,920,980 consisting of unrealized gains of $4,216,424 and unrealized losses of $1,295,444.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Short-Term Bond Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds–Other	$ —	$204,885,892	$ —	$204,885,892
U.S. Government & Agency Obligations	—	185,783,549	—	185,783,549
Asset-Backed Securities	—	71,577,826	—	71,577,826
Yankee Bonds	—	71,352,973	—	71,352,973
Corporate Bonds Guaranteed by Export-Import Bank of the United States	—	16,001,718	—	16,001,718
Municipal Bonds	—	12,261,579	—	12,261,579
Mortgage-Backed Securities	—	3,938,551	—	3,938,551
Money Market Fund	17,576,673	—	—	17,576,673
Total	$17,576,673	$565,802,088	$ —	$583,378,761

Portfolio of Investments
Intermediate Bond Fund  |  September 30, 2021  |  (Unaudited)

Corporate Bonds–Other | 36.4% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Communication Services | 1.8%
AT&T Inc.	2.25%	02/01/32	$145,000	$141,181
AT&T Inc.	3.65	06/01/51	395,000	402,500
AT&T Inc.	3.65	09/15/59	140,000	139,569
Charter Communications Operating LLC	3.70	04/01/51	350,000	340,768
Sprint Spectrum Co. LLC (a)	4.74	03/20/25	393,750	420,525
T-Mobile US, Inc.	3.00	02/15/41	200,000	193,506
Verizon Communications Inc.	0.85	11/20/25	150,000	148,360
Verizon Communications Inc.	2.10	03/22/28	200,000	203,018
Verizon Communications Inc.	2.55	03/21/31	130,000	131,598
Verizon Communications Inc.	2.65	11/20/40	100,000	93,957
Verizon Communications Inc.	3.40	03/22/41	195,000	203,647
Verizon Communications Inc.	3.55	03/22/51	185,000	195,101
Walt Disney Co. (The)	3.50	05/13/40	65,000	71,761
Total Communication Services				2,685,491
Consumer Discretionary | 4.7%
Amazon.com, Inc.	2.88	05/12/41	355,000	366,154
Amazon.com, Inc.	2.70	06/03/60	160,000	150,238
American Airlines Group, Inc. (a)	5.50	04/20/26	530,000	557,162
American Airlines Group, Inc. (a)	5.75	04/20/29	750,000	808,125
American Airlines Pass Through Trust 2017-1	3.65	02/15/29	128,906	133,059
Block Financial Corp.	2.50	07/15/28	145,000	147,055
Daimler Finance North America LLC (a)	3.30	05/19/25	175,000	187,758
Expedia Group, Inc.	4.63	08/01/27	330,000	374,114
Expedia Group, Inc.	2.95	03/15/31	1,000,000	1,010,560
Ford Motor Co.	8.50	04/21/23	245,000	269,485
Ford Motor Co.	3.37	11/17/23	200,000	204,980
Ford Motor Co.	3.38	11/13/25	200,000	205,500
General Motors Financial Co., Inc.	4.35	01/17/27	150,000	168,164
Harley-Davidson Financial Services, Inc. (a)	3.35	06/08/25	365,000	387,583
Kohl's Corp.	5.55	07/17/45	230,000	275,409
Lowe's Companies, Inc.	1.70	09/15/28	191,000	189,329
Lowe's Companies, Inc.	1.70	10/15/30	180,000	172,095
Lowe's Companies, Inc.	2.80	09/15/41	435,000	423,152
Lowe's Companies, Inc.	3.00	10/15/50	170,000	165,772
McDonald's Corp.	4.20	04/01/50	35,000	41,725
Mileage Plus Holdings, LLC (a)	6.50	06/20/27	225,000	244,669
Murphy Oil USA, Inc. (a)	3.75	02/15/31	100,000	100,625
Tractor Supply Co.	1.75	11/01/30	100,000	96,004
US Airways 2013 1A PTT	3.95	05/15/27	357,192	363,692
Total Consumer Discretionary				7,042,409
Consumer Staples | 0.8%
7-Eleven Inc. (a)	1.30	02/10/28	60,000	57,680
7-Eleven Inc. (a)	1.80	02/10/31	60,000	57,129
7-Eleven Inc. (a)	2.80	02/10/51	135,000	124,772
Anheuser-Busch InBev SA/NV	4.90	02/01/46	301,000	369,994
Smithfield Foods, Inc. (a)	2.63	09/13/31	340,000	330,534
Walmart Inc.	2.50	09/22/41	260,000	258,869
Total Consumer Staples				1,198,978
Energy | 3.1%
BP Capital Markets America Inc.	1.75	08/10/30	210,000	204,145

Portfolio of Investments  |  Intermediate Bond Fund  |  September 30, 2021  |  (Unaudited)  |
(Continued)
Corporate Bonds–Other | 36.4% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Energy | 3.1% (Continued)
BP Capital Markets America Inc.	2.77%	11/10/50	$210,000	$193,756
Cheniere Corpus Christi Holdings LLC	5.13	06/30/27	180,000	208,099
Cheniere Corpus Christi Holdings LLC	3.70	11/15/29	39,000	42,323
Cheniere Corpus Christi Holdings LLC (a)	2.74	12/31/39	170,000	168,394
Energy Transfer Operating LP	4.50	04/15/24	150,000	162,215
Energy Transfer Operating LP	3.75	05/15/30	318,000	343,618
Energy Transfer Operating LP	6.00	06/15/48	420,000	532,958
Energy Transfer Operating LP	6.50(b)	12/31/99	145,000	150,999
EOG Resources, Inc.	4.38	04/15/30	85,000	99,237
EOG Resources, Inc.	4.95	04/15/50	60,000	79,437
EQM Midstream Partners, LP	4.75	07/15/23	188,000	196,328
EQM Midstream Partners, LP	5.50	07/15/28	68,000	74,706
Gray Oak Pipeline, LLC (a)	2.00	09/15/23	150,000	152,871
HollyFrontier Corp.	2.63	10/01/23	60,000	61,947
Marathon Oil Corp.	4.40	07/15/27	360,000	404,381
Midwest Connector Capital Co. LLC (a)	3.90	04/01/24	85,000	88,899
Midwest Connector Capital Co. LLC (a)	4.63	04/01/29	205,000	220,358
MPLX LP	1.75	03/01/26	80,000	80,493
MPLX LP	2.65	08/15/30	245,000	245,841
National Oilwell Varco, Inc.	3.60	12/01/29	112,000	117,752
Phillips 66	2.15	12/15/30	260,000	253,656
Pioneer Natural Resources Co.	1.90	08/15/30	430,000	411,422
Valero Energy Corp.	1.20	03/15/24	90,000	91,006
Total Energy				4,584,841
Financials | 13.9%
Athene Global Funding (a)	2.50	01/14/25	1,144,000	1,189,155
Athene Global Funding (a)	2.95	11/12/26	120,000	127,947
Athene Holding Ltd.	3.95	05/25/51	300,000	331,426
Aviation Capital Group (a)	1.95	09/20/26	340,000	336,395
Bank of America Corp.	0.76(b)	10/24/24	300,000	302,903
Bank of America Corp.	3.95	04/21/25	844,000	919,759
Bank of America Corp.	1.20(b)	10/24/26	200,000	198,497
Bank of America Corp.	2.50(b)	02/13/31	263,000	266,153
Bank of America Corp.	1.92(b)	10/24/31	700,000	673,379
Bank of America Corp.	2.68(b)	06/19/41	275,000	265,490
Bank of America Corp.	2.83(b)	10/24/51	300,000	287,463
BOC Aviation (USA) Corp. (a)	1.63	04/29/24	220,000	221,691
CIT Group Inc.	3.93(b)	06/19/24	402,000	420,438
Citigroup Inc.	1.22(b)	05/17/24	150,000	152,273
Citigroup Inc.	4.45	09/29/27	653,000	742,584
Citigroup Inc.	2.98(b)	11/05/30	365,000	383,756
Citigroup Inc.	2.57(b)	06/03/31	870,000	886,794
CoreStates Capital II (a)	0.78(b)	01/15/27	725,000	707,177
Fidus Investment Corp.	4.75	01/31/26	55,000	58,351
GA Global Funding Trust (a)	0.80	09/13/24	240,000	238,867
Goldman Sachs Group, Inc.	3.50	01/23/25	265,000	283,850
Goldman Sachs Group, Inc.	3.50	04/01/25	565,000	607,433
Goldman Sachs Group, Inc.	1.43(b)	03/09/27	350,000	349,038
Goldman Sachs Group, Inc.	3.81(b)	04/23/29	117,000	129,480
Goldman Sachs Group, Inc.	2.38(b)	07/21/32	365,000	361,394
Goldman Sachs Group, Inc.	2.91(b)	07/21/42	230,000	226,769
Iron Mountain Inc. (a)	4.50	02/15/31	80,000	81,144
J.P. Morgan Chase & Co.	2.08(b)	04/22/26	340,000	349,711

Portfolio of Investments  |  Intermediate Bond Fund  |  September 30, 2021  |  (Unaudited)  |
(Continued)
Corporate Bonds–Other | 36.4% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Financials | 13.9% (Continued)
J.P. Morgan Chase & Co.	1.04%(b)	02/04/27	$150,000	$147,159
J.P. Morgan Chase & Co.	3.63	12/01/27	722,000	788,640
J.P. Morgan Chase & Co.	2.52(b)	04/22/31	240,000	244,849
J.P. Morgan Chase & Co.	1.95(b)	02/04/32	480,000	463,066
Main Street Capital Corp.	5.20	05/01/24	1,134,000	1,228,190
Main Street Capital Corp.	3.00	07/14/26	930,000	948,572
Met Tower Global Funding (a)	1.25	09/14/26	185,000	184,067
Morgan Stanley	1.51(b)	07/20/27	200,000	199,049
Morgan Stanley	1.79(b)	02/13/32	1,015,000	966,675
Oaktree Specialty Lending Corp.	3.50	02/25/25	399,000	417,937
Owl Rock Core Income Corp. (a)	3.13	09/23/26	676,000	667,685
Owl Rock Technology Finance Corp.	3.75	06/17/26	150,000	158,354
Owl Rock Technology Finance Corp.	2.50	01/15/27	959,000	962,717
Prospect Capital Corp.	3.44	10/15/28	260,000	252,882
Prudential Financial, Inc.	5.70(b)	09/15/48	75,000	87,780
Saratoga Investment Corp.	4.38	02/28/26	171,000	176,098
Security Benefit Global Funding (a)	1.25	05/17/24	300,000	302,010
Volkswagen Group of America Finance LLC (a)	1.25	11/24/25	330,000	328,515
Wells Fargo & Co.	2.19(b)	04/30/26	210,000	216,748
Wells Fargo & Co.	2.39(b)	06/02/28	445,000	458,991
Wells Fargo & Co.	2.57(b)	02/11/31	200,000	204,356
Wells Fargo & Co.	3.07(b)	04/30/41	440,000	452,141
Total Financials				20,955,798
Health Care | 2.0%
AbbVie Inc.	2.95	11/21/26	160,000	171,383
AbbVie Inc.	4.05	11/21/39	172,000	197,664
AbbVie Inc.	4.25	11/21/49	90,000	106,601
Anthem, Inc.	3.13	05/15/50	60,000	60,685
Becton, Dickinson and Co.	1.96	02/11/31	130,000	126,426
Bristol-Myers Squibb Co.	2.35	11/13/40	170,000	161,758
CVS Health Corp.	2.70	08/21/40	170,000	162,221
HCA Healthcare, Inc.	3.50	07/15/51	228,000	226,013
Humana Inc.	2.15	02/03/32	1,000,000	976,873
Laboratory Corporation of America Holdings	1.55	06/01/26	490,000	490,960
Mylan Inc.	5.20	04/15/48	50,000	61,556
Providence St. Joseph Health Obligation	2.70	10/01/51	213,000	203,056
Sutter Health	1.32	08/15/25	135,000	135,462
Total Health Care				3,080,658
Industrials | 2.9%
Ashtead Capital, Inc. (a)	1.50	08/12/26	240,000	237,510
Ashtead Capital, Inc. (a)	4.25	11/01/29	308,000	338,271
Ashtead Capital, Inc. (a)	2.45	08/12/31	200,000	196,607
BNSF Railway Co. (a)	3.44	06/16/28	387,160	423,215
Boeing Co. (The)	2.20	02/04/26	700,000	705,160
Boeing Co. (The)	5.71	05/01/40	280,000	355,812
Boeing Co. (The)	5.93	05/01/60	230,000	314,197
Delta Air Lines, Inc. (a)	7.00	05/01/25	250,000	291,563
Delta Air Lines, Inc.	7.38	01/15/26	180,000	212,065
IDEX Corp.	2.63	06/15/31	360,000	366,291
Quanta Services, Inc.	2.35	01/15/32	260,000	254,401
Quanta Services, Inc.	3.05	10/01/41	260,000	250,789

Portfolio of Investments  |  Intermediate Bond Fund  |  September 30, 2021  |  (Unaudited)  |
(Continued)
Corporate Bonds–Other | 36.4% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Industrials | 2.9% (Continued)
Union Pacific Corp.	3.20%	05/20/41	$400,000	$421,676
Total Industrials				4,367,557
Information Technology | 1.7%
Avnet, Inc.	3.00	05/15/31	355,000	356,104
Broadcom Cayman Finance Ltd.	3.88	01/15/27	255,000	280,225
Dell International LLC / EMC Corp.	5.85	07/15/25	110,000	127,975
Dell International LLC / EMC Corp.	4.90	10/01/26	182,000	209,657
Microchip Technology Inc. (a)	0.97	02/15/24	200,000	200,126
Microsoft Corp.	2.92	03/17/52	445,000	460,040
Oracle Corp.	2.88	03/25/31	200,000	205,799
Oracle Corp.	3.65	03/25/41	200,000	206,848
VMware, Inc.	1.40	08/15/26	155,000	154,302
VMware, Inc.	4.70	05/15/30	200,000	235,769
VMware, Inc.	2.20	08/15/31	155,000	151,554
Total Information Technology				2,588,399
Materials | 0.5%
3M Co.	3.70	04/15/50	60,000	68,518
Glencore Funding LLC (a)	2.63	09/23/31	260,000	254,618
Glencore Funding LLC (a)	3.38	09/23/51	170,000	161,527
Packaging Corp. of America	3.05	10/01/51	170,000	167,628
Silgan Holdings Inc. (a)	1.40	04/01/26	125,000	122,998
Total Materials				775,289
Real Estate | 1.9%
Crown Castle International Corp.	2.90	04/01/41	450,000	433,762
Extra Space Storage LP	2.35	03/15/32	425,000	415,182
Kimco Realty Corp.	2.25	12/01/31	425,000	415,182
Service Properties Trust	7.50	09/15/25	505,000	566,984
STORE Capital Corp.	2.75	11/18/30	200,000	200,927
VEREIT Operating Partnership, LP	2.20	06/15/28	495,000	500,892
Vornado Realty LP	2.15	06/01/26	150,000	152,352
Welltower Inc.	2.75	01/15/31	95,000	97,901
Total Real Estate				2,783,182
Utilities | 3.1%
Brooklyn Union Gas Co. (a)	3.41	03/10/26	180,000	192,885
Dominion Energy, Inc.	0.65(b)	09/15/23	90,000	90,021
Emera US Finance LP (a)	2.64	06/15/31	75,000	75,151
Entergy Louisiana, LLC	3.78	04/01/25	325,000	350,817
National Fuel Gas Co.	5.50	01/15/26	307,000	353,618
Pacific Gas & Electric Co.	4.25	08/01/23	644,000	673,793
Pacific Gas & Electric Co.	3.00	06/15/28	225,000	228,961
Pacific Gas & Electric Co.	4.55	07/01/30	130,000	140,573
Pacific Gas & Electric Co.	4.25	03/15/46	770,000	756,919
San Diego Gas & Electric Co.	1.91	02/01/22	60,792	60,915
SCE Recovery Funding LLC	2.51	11/15/43	190,000	180,512
Southern California Edison Co.	1.85	02/01/22	58,857	59,038
Southern California Edison Co.	1.10	04/01/24	370,000	371,787
Southern California Edison Co.	2.25	06/01/30	55,000	53,991
Southern California Edison Co.	4.50	09/01/40	200,000	226,290

Portfolio of Investments  |  Intermediate Bond Fund  |  September 30, 2021  |  (Unaudited)  |
(Continued)
Corporate Bonds–Other | 36.4% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Utilities | 3.1% (Continued)
Southern California Edison Co.	4.00%	04/01/47	$164,000	$175,865
Southern California Edison Co.	3.65	02/01/50	214,000	218,634
TerraForm Power Operating LLC (a)	4.25	01/31/23	215,000	220,913
TerraForm Power Operating LLC (a)	4.75	01/15/30	171,000	178,909
Total Utilities				4,609,592
Total Corporate Bonds–Other
(Cost $54,173,833)				54,672,194

U.S. Government & Agency Obligations | 16.6% of portfolio

U.S. International Development Finance Corp.	1.05	10/15/29	139,192	138,985
U.S. International Development Finance Corp.	1.49	08/15/31	80,000	81,042
U.S. International Development Finance Corp.	3.00	10/05/34	186,700	206,208
U.S. International Development Finance Corp.	1.32	03/15/35	225,000	220,934
U.S. Treasury Note	0.13	08/31/23	382,000	380,985
U.S. Treasury Note	0.38	09/15/24	1,966,000	1,957,552
U.S. Treasury Note	0.75	08/31/26	3,544,000	3,506,068
U.S. Treasury Note	1.13	08/31/28	4,853,000	4,795,371
U.S. Treasury Note	1.25	08/15/31	535,000	522,043
U.S. Treasury Note	1.75	08/15/41	7,704,000	7,364,543
U.S. Treasury Note	2.38	05/15/51	5,373,000	5,733,998
Total U.S. Government & Agency Obligations
(Cost $25,381,585)				24,907,729

Mortgage-Backed Securities | 16.2% of portfolio

Farm 2021-1 Mortgage Trust 21-1 (a)	2.18(b)	01/25/51	255,000	253,850
FHLMC QA7479	3.00	03/01/50	337,693	355,363
FHLMC SB8503	2.00	08/01/35	1,728,578	1,788,686
FHLMC SD8068	3.00	06/01/50	308,179	322,486
FNMA BN7662	3.50	07/01/49	139,326	147,355
FNMA CA4016	3.00	08/01/49	712,066	752,871
FNMA FM1000	3.00	04/01/47	1,227,151	1,294,131
FNMA FM4231	2.50	09/01/50	293,173	302,640
FNMA FM5470	2.00	01/01/36	1,098,909	1,137,448
FNMA MA3691	3.00	07/01/49	215,406	225,560
FNMA MA3834	3.00	11/01/49	456,058	477,120
FNMA MA3960	3.00	03/01/50	206,091	215,743
FNMA MA3992	3.50	04/01/50	235,821	249,579
FNMA MA4048	3.00	06/01/50	927,458	971,377
FNMA MA4124	2.50	09/01/35	1,609,791	1,677,773
FNMA MA4179	2.00	11/01/35	4,867,458	5,016,988
FNMA MA4229	2.00	01/01/36	2,274,289	2,344,156
FNMA MA4303	2.00	04/01/36	1,884,565	1,942,460
FNMA MA4418	2.00	09/01/36	3,046,875	3,140,476
Freddie Mac STACR 21-HQA3 (a)	3.40(b)	09/25/41	1,000,000	1,001,390
GNMA 21-8	1.00	01/20/50	771,091	766,244
Total Mortgage-Backed Securities
(Cost $24,473,590)				24,383,696

Asset-Backed Securities | 12.2% of portfolio

American Credit Acceptance Receivables Trust 19-1 (a)	3.50	04/14/25	39,586	39,799
American Credit Acceptance Receivables Trust 20-3A (a)	0.62	10/13/23	20,942	20,947
American Credit Acceptance Receivables Trust 20-3B (a)	1.15	08/13/24	115,000	115,328

Portfolio of Investments  |  Intermediate Bond Fund  |  September 30, 2021  |  (Unaudited)  |
(Continued)
Asset-Backed Securities | 12.2% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
American Credit Acceptance Receivables Trust 21-2 (a)	0.68%	05/13/25	$1,500,000	$1,500,630
Avant Credit Card Master Trust 21-1A (a)	1.37	04/15/27	500,000	498,300
Avant Loans Funding Trust 21-REV1 (a)	1.21	07/15/30	500,000	500,176
Avid Automobile Receivables Trust 19-1 (a)	2.62	02/15/24	7,141	7,156
Carvana Auto Receivables Trust 19-2A (a)	2.74	12/15/23	124,133	124,519
Carvana Auto Receivables Trust 20-N1A (a)	2.01	03/17/25	350,000	352,522
Colony American Finance Ltd. 21-2 (a)	1.41	07/15/54	209,450	207,257
Consumer Loan Underlying Bond 19-HP1 (a)	2.59	12/15/26	18,673	18,789
Consumer Loan Underlying Bond 20-P1 (a)	2.26	03/15/28	18,443	18,476
CoreVest American Finance 20-4 (a)	1.17	12/15/52	142,626	141,285
CoreVest American Finance 21-1 (a)	1.57	04/15/53	908,180	908,429
CPS Auto Trust 20-C (a)	1.01	01/15/25	100,000	100,313
CPS Auto Trust 21-B (a)	0.81	12/15/25	200,000	200,378
Credit Acceptance Auto Loan Trust 19-1A (a)	3.33	02/15/28	41,492	41,607
Credit Acceptance Auto Loan Trust 19-1B (a)	3.75	04/17/28	500,000	506,419
Credit Acceptance Auto Loan Trust 19-1C (a)	3.94	06/15/28	250,000	255,257
Credit Acceptance Auto Loan Trust 20-1A (a)	2.01	02/15/29	500,000	507,019
Credit Acceptance Auto Loan Trust 20-1A (a)	2.39	04/16/29	250,000	255,791
Credit Acceptance Auto Loan Trust 20-2A (a)	1.37	07/16/29	250,000	252,482
Credit Acceptance Auto Loan Trust 20-3A (a)	1.24	10/15/29	350,000	353,067
Credit Acceptance Auto Loan Trust 21-2A (a)	0.96	02/15/30	320,000	320,891
Credito Real USA Auto Receivables Trust 21-1 (a)	1.35	02/16/27	762,148	762,404
DT Auto Owner Trust 18-2D (a)	4.15	03/15/24	56,718	57,380
DT Auto Owner Trust 19-1C (a)	3.61	11/15/24	119,321	119,943
DT Auto Owner Trust 20-3A (a)	0.91	12/16/24	200,000	200,924
Exeter Automobile Receivables Trust 20-1A (a)	2.26	04/15/24	51,620	51,760
Exeter Automobile Receivables Trust 20-3A	0.52	10/16/23	38,654	38,666
Exeter Automobile Receivables Trust 21-1A	0.50	02/18/25	240,000	240,163
FIC Funding 21-1 (a)	1.13	04/15/33	236,827	236,971
First Investors Auto Owner Trust 21-2A (a)	0.48	03/15/27	609,925	609,607
Flagship Credit Auto Trust 21-3 (a)	0.36	07/15/27	493,606	493,293
Foursight Capital Automobile Receivables Trust 19-1 (a)	2.67	03/15/24	35,219	35,342
Freedom Financial 21-1 (a)	0.66	03/20/28	237,495	237,597
Freedom Financial 21-2 (a)	0.68	06/19/28	103,456	103,511
FRTKL 21-SFR1 (a)	1.57	09/17/38	250,000	248,792
GLS Auto Receivables Trust 19-1 (a)	3.65	12/16/24	321,611	323,412
GLS Auto Receivables Trust 20-3 (a)	1.38	08/15/24	150,000	150,753
GLS Auto Receivables Trust 20-4 (a)	0.87	12/16/24	300,000	300,953
GLS Auto Receivables Trust 21-3A (a)	0.42	01/15/25	490,000	490,012
Gracie Point International Fund 20-B (a)	1.50(b)	05/02/23	290,989	293,191
Gracie Point International Fund 21-1 (a)	0.85(b)	11/01/23	319,999	319,999
Marlette Funding Trust 19-3 (a)	2.69	09/17/29	1,059	1,060
Marlette Funding Trust 20-2 (a)	1.02	09/16/30	3,044	3,045
Marlette Funding Trust 21-1 (a)	0.60	06/16/31	164,999	165,088
Oasis Securitisation 21-1A (a)	2.58	02/15/33	341,815	342,618
Oportun Funding 21-A (a)	1.21	03/08/28	300,000	300,801
Oportun Funding 21-B (a)	1.47	05/08/31	1,000,000	1,000,563
Oscar US Funding Trust 21-1A (a)	0.40	03/11/24	150,273	150,352
Progress Residential Trust 21-SFR8 (a)	1.51	10/17/38	339,000	336,947
SBA Tower Trust (a)	2.84	01/15/25	115,000	119,103
SBA Tower Trust (a)	1.88	01/15/26	330,000	334,134
SBA Tower Trust (a)	1.63	11/15/26	580,000	578,544
SoFi Consumer Loan Program Trust 18-3 (a)	4.02	08/25/27	70,500	71,141
SoFi Consumer Loan Program Trust 19-4 (a)	2.45	08/25/28	8,734	8,766
United Auto Credit Securitization Trust 20-1B (a)	1.47	11/10/22	46,352	46,383
United Auto Credit Securitization Trust 21-1A (a)	0.34	07/10/23	179,735	179,754
United Auto Credit Securitization Trust 21-1B (a)	0.68	03/11/24	1,050,000	1,051,653
Upstart Securitization Trust 19-3 (a)	2.68	01/21/30	9,823	9,847

Portfolio of Investments  |  Intermediate Bond Fund  |  September 30, 2021  |  (Unaudited)  |
(Continued)
Asset-Backed Securities | 12.2% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Upstart Securitization Trust 21-3 (a)	0.83%	07/20/31	$223,057	$223,088
Upstart Securitization Trust 21-4 (a)	0.84	09/20/31	400,000	400,019
Westlake Automobile Receivable Trust 19-2A (a)	2.84	07/15/24	200,000	201,672
Westlake Automobile Receivable Trust 20-3A (a)	0.78	11/17/25	230,000	231,027
Total Asset-Backed Securities
(Cost $18,331,574)				18,317,115

Yankee Bonds | 11.1% of portfolio

AerCap Ireland Capital DAC	4.13	07/03/23	185,000	194,616
AerCap Ireland Capital DAC	1.75	01/30/26	245,000	242,497
Aircastle Ltd. (a)	5.25	08/11/25	310,000	346,590
Antares Holdings LP	3.95	07/15/26	375,000	395,172
Avolon Holdings Funding Ltd. (a)	5.13	10/01/23	500,000	537,213
Avolon Holdings Funding Ltd. (a)	2.88	02/15/25	430,000	442,433
Avolon Holdings Funding Ltd. (a)	5.50	01/15/26	800,000	896,809
Avolon Holdings Funding Ltd. (a)	2.13	02/21/26	250,000	247,441
Avolon Holdings Funding Ltd. (a)	4.25	04/15/26	100,000	107,556
Avolon Holdings Funding Ltd. (a)	2.75	02/21/28	400,000	398,974
Banco Bilbao Vizcaya Argentaria SA	1.13	09/18/25	200,000	197,911
Banco Santander SA	1.85	03/25/26	400,000	405,146
Banco Santander SA	3.49	05/28/30	200,000	215,179
Barclays PLC	1.50(b)	05/16/24	400,000	406,892
Barclays PLC	2.85(b)	05/07/26	325,000	341,361
Barclays PLC	2.65(b)	06/24/31	500,000	503,560
Cemex, SAB de CV (a)	7.38	06/05/27	230,000	254,780
Cenovus Energy Inc.	2.65	01/15/32	260,000	255,085
Cenovus Energy Inc.	5.25	06/15/37	395,000	470,740
Delta and SkyMiles IP Ltd. (a)	4.75	10/20/28	1,100,000	1,226,500
Enel Finance International NV (a)	2.65	09/10/24	545,000	571,058
Enel Finance International NV (a)	3.63	05/25/27	215,000	238,002
Lloyds Banking Group, PLC	0.70(b)	05/11/24	700,000	701,809
Mitsubishi UFJ Financial Group, Inc.	1.41	07/17/25	220,000	221,273
Nationwide Building Society (a)	3.62(b)	04/26/23	200,000	203,478
NatWest Group PLC	4.27(b)	03/22/25	296,000	319,425
Nissan Motor Co., Ltd. (a)	0.75(b)	03/08/24	210,000	210,461
Nissan Motor Co., Ltd. (a)	3.52	09/17/25	230,000	244,527
Nissan Motor Co., Ltd. (a)	1.85	09/16/26	260,000	257,302
Nissan Motor Co., Ltd. (a)	2.45	09/15/28	435,000	430,135
Nissan Motor Co., Ltd. (a)	4.81	09/17/30	200,000	224,940
Petronas Capital Ltd. (a)	2.48	01/28/32	200,000	198,866
Petronas Capital Ltd. (a)	3.40	04/28/61	360,000	361,900
Siemens Financieringsmaatschappij NV (a)	1.20	03/11/26	400,000	398,564
Spirit Loyalty Cayman Ltd. (a)	8.00	09/20/25	180,000	201,870
Sumitomo Mitsui Financial Group, Inc. (a)	1.05	09/12/25	200,000	198,218
Suzano Austria GmbH	2.50	09/15/28	1,000,000	972,500
Syngenta Finance NV (a)	4.44	04/24/23	230,000	240,428
Syngenta Finance NV (a)	4.89	04/24/25	530,000	580,043
Syngenta Finance NV (a)	5.68	04/24/48	300,000	364,470
Tencent Holdings Ltd. (a)	3.80	02/11/25	200,000	214,752
Tencent Holdings Ltd. (a)	1.81	01/26/26	220,000	221,893
Tencent Holdings Ltd. (a)	3.98	04/11/29	220,000	241,223
Tencent Music Entertainment Group	2.00	09/03/30	200,000	188,322
Teva Pharmaceutical Industries Ltd.	2.80	07/21/23	248,000	246,522
Vodafone Group PLC	4.13(b)	06/04/81	145,000	146,818

Portfolio of Investments  |  Intermediate Bond Fund  |  September 30, 2021  |  (Unaudited)  |
(Continued)
Yankee Bonds | 11.1% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Westpac Banking Corp.	2.96%	11/16/40	$300,000	$297,080
Total Yankee Bonds
(Cost $16,460,099)				16,782,334

Municipal Bonds | 3.8% of portfolio

Alabama | Less than 0.1%
Alabama Public School & College Authority	1.16	06/01/26	85,000	84,822
Total Alabama				84,822
Arizona | 0.2%
Pinal County Arizona Revenue Obligation	1.05	08/01/24	120,000	120,732
Pinal County Arizona Revenue Obligation	1.58	08/01/26	110,000	111,138
Yuma Arizona Pledged Revenue	2.63	07/15/38	135,000	136,442
Total Arizona				368,312
California | 1.6%
California Infrastructure & Economic Development Bank	1.24	10/01/27	50,000	49,628
City of Chula Vista California Pension Obligation	1.16	06/01/27	130,000	127,030
City of Chula Vista California Pension Obligation	1.41	06/01/28	130,000	126,834
City of Chula Vista California Pension Obligation	1.63	06/01/29	160,000	156,330
City of Chula Vista California Pension Obligation	2.91	06/01/45	255,000	246,767
City of Los Angeles California Department of Airports	1.25	05/15/28	200,000	193,330
City of Monterey Park California Pension Obligation	1.89	06/01/30	1,000,000	981,727
EL Cajon California Pension Obligation	1.70	04/01/27	100,000	100,045
Gardena California Pension Obligation	2.07	04/01/26	100,000	102,911
Huntington Beach California Pension Obligation	1.68	06/15/27	155,000	155,386
San Francisco California City & County Airports	3.35	05/01/51	100,000	103,014
Total California				2,343,002
Colorado | 0.3%
Denver City & County Colorado Airport	1.57	11/15/26	95,000	96,576
Regional Transportation District Colorado	1.18	11/01/27	175,000	171,166
Regional Transportation District Colorado	1.33	11/01/28	150,000	146,258
Total Colorado				414,000
Georgia | 0.1%
City of Atlanta Georgia Water & Wastewater	2.26	11/01/35	130,000	130,111
Total Georgia				130,111
New Jersey | 0.6%
New Jersey Housing and Morgage Finance Agency	1.34	04/01/24	90,000	90,116
New Jersey Housing and Morgage Finance Agency	1.49	04/01/25	80,000	79,883
New Jersey Housing and Morgage Finance Agency	1.54	10/01/25	140,000	139,398
New Jersey Transportation Trust Fund Authority	4.08	06/15/39	575,000	652,647
Total New Jersey				962,044
New York | 0.5%
New York City Housing Development Corp.	2.24	05/01/30	160,000	161,176
New York City Housing Development Corp.	2.34	05/01/31	165,000	166,748
New York City Housing Development Corp.	2.39	11/01/31	160,000	161,970

Portfolio of Investments  |  Intermediate Bond Fund  |  September 30, 2021  |  (Unaudited)  |
(Continued)
Municipal Bonds | 3.8% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
New York | 0.5% (Continued)
Suffolk County New York	1.61%	06/15/25	$200,000	$202,831
Total New York				692,725
Texas | 0.4%
Harris County Texas Cultural Education Facilities Finance Corp.	3.34	11/15/37	275,000	289,798
North Texas Tollway Authority Revenue	3.01	01/01/43	150,000	151,400
San Antonio Texas Electric & Gas	2.91	02/01/48	150,000	150,294
Total Texas				591,492
West Virginia | 0.1%
West Virginia State University Revenues	3.01	10/01/41	150,000	154,817
Total West Virginia				154,817
Total Municipal Bonds
(Cost $5,661,859)				5,741,325

Corporate Bonds Guaranteed by Export-Import Bank of the United States | 0.5% of portfolio

Energy | 0.2%
Petroleos Mexicanos	0.48(b)	04/15/25	268,125	268,197
Total Energy				268,197
Financials | 0.3%
Thirax 1 LLC	0.97	01/14/33	480,560	473,243
Total Financials				473,243
Total Corporate Bonds Guaranteed by Export-Import Bank of the United States
(Cost $748,446)				741,440

Money Market Fund | 3.2% of portfolio
		Shares
State Street Institutional U.S. Government Money Market Fund Premier Class	0.03(c)	4,797,587	4,797,587
Total Money Market Fund
(Cost $4,797,587)			4,797,587
Total Investments in Securities
(Cost $150,028,573) | 100.0%			$150,343,420
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Trustees. The total of such securities at period-end amounts to $40,539,982 and represents 27.0% of total investments.
(b)	Variable coupon rate as of September 30, 2021.
(c)	7-day yield at September 30, 2021.
LLC - Limited Liability Company
LP - Limited Partnership
FHLMC - Federal Home Loan Mortgage Corporation
DAC - Designated Activity Company
SA - Sociedad Anonima or Societe Anonyme

Portfolio of Investments  |  Intermediate Bond Fund  |  September 30, 2021  |  (Unaudited)  |
(Continued)
PLC - Public Limited Company
SAB de CV - Sociedad Anonima Bursatil de Capital Variable
SAB - Sociedad Anonima Bursatil
NV - Naamloze Vennottschap
GmbH - Gesellschaft mit beschränkter Haftung
At September 30, 2021, the cost of investment securities for tax purposes was $150,041,473. Net unrealized appreciation of investment securities was $301,947 consisting of unrealized gains of $1,519,920 and unrealized losses of $1,217,973.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Intermediate Bond Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds–Other	$ —	$54,672,194	$ —	$54,672,194
U.S. Government & Agency Obligations	—	24,907,729	—	24,907,729
Mortgage-Backed Securities	—	24,383,696	—	24,383,696
Asset-Backed Securities	—	18,317,115	—	18,317,115
Yankee Bonds	—	16,782,334	—	16,782,334
Municipal Bonds	—	5,741,325	—	5,741,325
Corporate Bonds Guaranteed by Export-Import Bank of the United States	—	741,440	—	741,440
Money Market Fund	4,797,587	—	—	4,797,587
Total	$4,797,587	$145,545,833	$ —	$150,343,420

Portfolio of Investments
Rural America Growth & Income Fund  |  September 30, 2021  |  (Unaudited)

Common Stocks | 57.2% of portfolio
	Shares	Value
Communication Services | 1.9%
Media
Cable One, Inc.	32	$58,020
Wireless Telecommunication Services
Shenandoah Telecommunications Co.	484	15,285
Total Communication Services		73,305
Consumer Discretionary | 6.9%
Hotels, Restaurants & Leisure
Choice Hotels International, Inc.	358	45,240
Cracker Barrel Old Country Store, Inc.	82	11,467
Multiline Retail
Dollar General Corp.	238	50,489
Ollie's Bargain Outlet Holdings, Inc. (a)	249	15,010
Specialty Retail
ARKO Corp. (a)	1,692	17,089
Lowe's Companies, Inc.	237	48,078
O'Reilly Automotive, Inc. (a)	80	48,885
Tractor Supply Co.	184	37,280
Total Consumer Discretionary		273,538
Consumer Staples | 1.5%
Food Products
Hershey Co. (The)	342	57,884
Total Consumer Staples		57,884
Financials | 8.2%
Banks
FB Financial Corp.	410	17,580
Glacier Bancorp, Inc.	694	38,413
South State Corp.	291	21,729
Truist Financial Corp.	1,289	75,600
Capital Markets
CME Group, Inc.	271	52,406
Intercontinental Exchange, Inc.	407	46,732
Insurance
Allstate Corp.	272	34,628
American International Group, Inc.	349	19,157
Chubb Ltd.	113	19,603
Total Financials		325,848
Health Care | 8.4%
Health Care Equipment & Supplies
Integer Holdings Corp. (a)	371	33,145
Stryker Corp.	196	51,689
Health Care Providers & Services
AMN Healthcare Services, Inc. (a)	291	33,392
Centene Corp. (a)	542	33,772
LHC Group, Inc. (a)	182	28,558
PetIQ, Inc. (a)	837	20,900
Life Sciences Tools & Services
IQVIA Holdings Inc. (a)	141	33,775

Portfolio of Investments  |  Rural America Growth & Income Fund  |  September 30, 2021  |
(Unaudited)  |  (Continued)
Common Stocks | 57.2% of portfolio (Continued)
	Shares	Value
Health Care | 8.4% (Continued)
Pharmaceuticals
Zoetis Inc.	506	$98,235
Total Health Care		333,466
Industrials | 7.1%
Air Freight & Logistics
Air Transport Services Group, Inc. (a)	1,038	26,791
Commercial Services & Supplies
Casella Waste Systems, Inc. Class A (a)	339	25,744
Electrical Equipment
EnerSys	195	14,516
Machinery
Deere & Co.	216	72,375
Xylem, Inc.	109	13,481
Road & Rail
CSX Corp.	1,290	38,365
Trading Companies & Distributors
Applied Industrial Technologies, Inc.	252	22,713
Fastenal Co.	1,260	65,028
Total Industrials		279,013
Information Technology | 16.4%
Communications Equipment
Ubiquiti Inc.	104	31,062
Electronic Equipment, Instruments & Components
Advanced Energy Industries, Inc.	406	35,627
Corning, Inc.	1,639	59,807
Trimble Inc. (a)	566	46,553
IT Services
Jack Henry & Associates, Inc.	481	78,913
Square, Inc. Class A (a)	355	85,143
Semiconductors & Semiconductor Equipment
Diodes Inc. (a)	517	46,835
Software
ANSYS, Inc. (a)	216	73,537
Blackbaud, Inc.	168	11,819
Paycom Software, Inc. (a)	215	106,586
Tyler Technologies, Inc. (a)	158	72,467
Total Information Technology		648,349
Materials | 1.7%
Chemicals
Sherwin-Williams Co. (The)	183	51,191
Construction Materials
Vulcan Materials Co.	101	17,085
Total Materials		68,276
Real Estate | 5.1%
Equity Real Estate Investment Trusts (REITs)
American Tower Corp.	324	85,993
Community Healthcare Trust Inc.	341	15,410
Crown Castle International Corp.	469	81,287

Portfolio of Investments  |  Rural America Growth & Income Fund  |  September 30, 2021  |
(Unaudited)  |  (Continued)
Common Stocks | 57.2% of portfolio (Continued)
	Shares	Value
Real Estate | 5.1% (Continued)
Uniti Group Inc.	1,383	$17,107
Total Real Estate		199,797
Total Common Stocks
(Cost $ 2,280,223)		2,259,476

Corporate Bonds–Other | 23.6% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount
Communication Services | 0.8%
T-Mobile USA, Inc.	3.75%	04/15/27	$30,000	33,051
Total Communication Services				33,051
Consumer Discretionary | 2.0%
Choice Hotels International, Inc.	3.70	01/15/31	17,000	18,331
Kohl's Corp.	3.25	02/01/23	5,000	5,129
Kohl's Corp.	4.25	07/17/25	19,000	20,612
Mohawk Industries, Inc.	3.85	02/01/23	10,000	10,370
Tractor Supply Co.	1.75	11/01/30	24,000	23,041
Total Consumer Discretionary				77,483
Consumer Staples | 1.0%
Bunge Limited Finance Corp.	4.35	03/15/24	22,000	23,788
Dollar General Corp.	4.15	11/01/25	14,000	15,536
Total Consumer Staples				39,324
Energy | 0.6%
Murphy Oil Corp.	6.38	07/15/28	22,000	23,265
Total Energy				23,265
Financials | 11.0%
American International Group, Inc.	3.40	06/30/30	39,000	42,556
American Tower Corp.	3.95	03/15/29	40,000	44,469
Chubb INA Holdings Inc.	3.15	03/15/25	48,000	51,553
Cincinnati Financial Corp.	6.92	05/15/28	17,000	22,066
Globe Life Inc.	4.55	09/15/28	22,000	25,529
Intercontinental Exchange, Inc.	3.75	12/01/25	48,000	52,651
M&T Bank Corp.	3.55	07/26/23	40,000	42,179
Metlife, Inc.	3.00	03/01/25	27,000	28,759
Synovus Financial Corp.	3.13	11/01/22	17,000	17,385
Truist Bank	3.69 (b)	08/02/24	38,000	40,249
Truist Financial Corp.	2.20	03/16/23	16,000	16,416
Truist Financial Corp.	3.87	03/19/29	26,000	29,357
Unum Group	4.00	03/15/24	18,000	19,291
Total Financials				432,460
Health Care | 2.0%
CVS Health Corp.	1.30	08/21/27	33,000	32,484
Laboratory Corporation of America Holdings	2.30	12/01/24	14,000	14,569

Portfolio of Investments  |  Rural America Growth & Income Fund  |  September 30, 2021  |
(Unaudited)  |  (Continued)
Corporate Bonds–Other | 23.6% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Health Care | 2.0% (Continued)
Laboratory Corporation of America Holdings	1.55%	06/01/26	$30,000	$30,059
Total Health Care				77,112
Industrials | 1.6%
CNH Industrial Capital LLC	1.45	07/15/26	23,000	22,900
CNH Industrial NV	4.50	08/15/23	14,000	14,964
J.B. Hunt Transport Services, Inc.	3.87	03/01/26	14,000	15,500
John Deere Capital Corp.	2.65	06/24/24	10,000	10,555
Total Industrials				63,919
Information Technology | 1.6%
Micron Technology, Inc.	4.66	02/15/30	15,000	17,314
Square, Inc. (c)	2.75	06/01/26	47,000	47,641
Total Information Technology				64,955
Materials | 1.7%
Martin Marietta Materials, Inc.	3.50	12/15/27	14,000	15,399
Mosaic Co.	4.05	11/15/27	10,000	11,237
Steel Dynamics, Inc.	2.40	06/15/25	14,000	14,571
Vulcan Materials Co.	3.50	06/01/30	25,000	27,445
Total Materials				68,652
Real Estate | 0.8%
American Campus Communities Operating Partnership LP	4.13	07/01/24	15,000	16,281
Crown Castle International Corp.	3.80	02/15/28	14,000	15,395
Total Real Estate				31,676
Utilities | 0.5%
Black Hills Corp.	4.25	11/30/23	20,000	21,367
Total Utilities				21,367
Total Corporate Bonds–Other
(Cost $ 933,594)				933,264

U.S. Government & Agency Obligations | 5.2% of portfolio

Federal Farm Credit Banks Funding Corp.	1.20	04/28/27	105,000	105,026
Tennessee Valley Authority	2.87	09/15/24	37,000	39,525
Tennessee Valley Authority	0.75	05/15/25	60,000	60,080
Total U.S. Government & Agency Obligations
(Cost $ 204,669)				204,631

Mortgage-Backed Securities | 4.2% of portfolio

ARM Master Trust 21-T (c)	1.42	01/15/24	50,000	50,007
Farm 2021-1 Mortgage Trust 21-1 (c)	2.18(b)	01/25/51	30,000	29,865
Freddie Mac Multiclass Certificates 21-P009	1.13	01/25/31	49,752	49,303
GNMA II POOL 785401	2.50	10/20/50	34,245	35,541
Total Mortgage-Backed Securities
(Cost $ 165,568)				164,716

Portfolio of Investments  |  Rural America Growth & Income Fund  |  September 30, 2021  |
(Unaudited)  |  (Continued)
Municipal Bonds | 3.3% of portfolio
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Kansas | 0.3%
City of Wichita, Kansas Water & Sewer Utility Revenue	3.00%	10/01/24	$10,000	$10,661
Montana | 0.4%
Yellowstone County School District No. 2 Billings	2.22	06/15/32	15,000	15,592
Pennsylvania | 1.1%
Geisinger Health System Revenue	2.25	04/01/27	20,000	19,849
New Castle Sanitation Authority	1.16	06/01/25	25,000	24,692
Total Pennsylvania				44,541
Texas | 0.8%
Grey Forest Texas Gas System Revenue	1.05	02/01/25	30,000	29,975
Washington | 0.7%
Northwest Open Access Network Revenue	1.68	12/01/27	30,000	29,780
Total Municipal Bonds
(Cost $ 132,138)				130,549

Asset-Backed Securities | 2.2% of portfolio

SBA Tower Trust (c)	1.63	11/15/26	60,000	59,849
SBA Tower Trust (c)	2.84	01/15/25	25,000	25,892
Total Asset-Backed Securities
(Cost $ 86,709)				85,741

Money Market Fund | 4.3% of portfolio
		Shares
State Street Institutional U.S. Government Money Market Fund	0.03%(d)	169,311	169,311
Total Money Market Fund
(Cost $ 169,311)			169,311
Total Investments in Securities
(Cost $3,972,212) | 100.0%			$3,947,688
(a)	Non-income producing.
(b)	Variable coupon rate as of September 30, 2021.
(c)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $213,254 and represents 5.4% of total investments.
(d)	7-day yield at September 30, 2021.
CME - Chicago Mercantile Exchange
LLC - Limited Liability Company
NV - Naamloze Vennottschap
LP - Limited Partnership
ARM - Adjustable Rate Mortgage
At September 30, 2021, the cost of investment securities for tax purposes was $3,972,212. Net unrealized depreciation of investment securities was $24,524 consisting of unrealized gains of $67,021 and unrealized losses of $91,545.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:

Portfolio of Investments  |  Rural America Growth & Income Fund  |  September 30, 2021  |
(Unaudited)  |  (Continued)
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Rural America Growth & Income Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$2,259,476	$ —	$ —	$2,259,476
Corporate Bonds–Other	—	933,264	—	933,264
U.S. Government & Agency Obligations	—	204,631	—	204,631
Mortgage-Backed Securities	—	164,716	—	164,716
Municipal Bonds	—	130,549	—	130,549
Asset-Backed Securities	—	85,741	—	85,741
Money Market Fund	169,311	—	—	169,311
Total	$2,428,787	$1,518,901	$ —	$3,947,688

Portfolio of Investments
Stock Index Fund  |  September 30, 2021  |  (Unaudited)

	Cost	Value
Investment	$45,758,966	$221,024,680
Substantially all the assets of the Stock Index Fund are invested in the S&P 500 Index Master Portfolio managed by BlackRock Fund Advisors. As of September 30, 2021, the Stock Index Fund's ownership interest in the S&P 500 Index Master Portfolio was 0.70%. See the Portfolio of Investments for the S&P 500 Index Master Portfolio for holdings information.

Portfolio of Investments
S&P 500 Index Master Portfolio  |  September 30, 2021  |  (Unaudited)

Common Stocks | 98.7% of net assets
	Shares	Value
Aerospace & Defense | 1.5%
Boeing Co. (a)	462,773	$101,782,294
General Dynamics Corp.	192,699	37,774,785
Howmet Aerospace, Inc.	329,069	10,266,953
Huntington Ingalls Industries, Inc.	34,143	6,591,648
L3Harris Technologies, Inc.	168,939	37,207,125
Lockheed Martin Corp.	205,897	71,055,055
Northrop Grumman Corp.	126,017	45,385,022
Raytheon Technologies Corp.	1,267,717	108,972,953
Textron, Inc.	190,009	13,264,528
TransDigm Group, Inc. (a)	44,018	27,492,322
Total Aerospace & Defense		459,792,685
Air Freight & Logistics | 0.6%
C.H. Robinson Worldwide, Inc.	112,996	9,830,652
Expeditors International of Washington, Inc.	140,904	16,785,894
FedEx Corp.	205,504	45,064,972
United Parcel Service, Inc., Class B	612,295	111,498,919
Total Air Freight & Logistics		183,180,437
Airlines | 0.3%
Alaska Air Group, Inc. (a)	104,278	6,110,691
American Airlines Group, Inc. (a)	546,838	11,221,116
Delta Air Lines, Inc. (a)	535,595	22,821,703
Southwest Airlines Co. (a)	495,402	25,478,525
United Airlines Holdings, Inc. (a)	274,606	13,063,007
Total Airlines		78,695,042
Auto Components | 0.1%
Aptiv PLC (a)	227,531	33,895,293
BorgWarner, Inc.	203,548	8,795,309
Total Auto Components		42,690,602
Automobiles | 2.1%
Ford Motor Co. (a)	3,300,651	46,737,218
General Motors Co. (a)	1,220,506	64,332,872
Tesla, Inc. (a)	682,194	529,027,803
Total Automobiles		640,097,893
Banks | 4.4%
Bank of America Corp.	6,225,695	264,280,753
Citigroup, Inc.	1,703,977	119,585,106
Citizens Financial Group, Inc.	358,562	16,845,243
Comerica, Inc.	118,483	9,537,882
Fifth Third Bancorp	592,621	25,150,835
First Republic Bank	149,355	28,807,592
Huntington Bancshares, Inc.	1,237,029	19,124,468
JPMorgan Chase & Co.	2,512,229	411,226,765
KeyCorp	823,635	17,806,989
M&T Bank Corp.	109,183	16,305,389
People's United Financial, Inc.	362,910	6,340,038
Common Stocks | 98.7% of net assets (Continued)
	Shares	Value
Banks | 4.4% (Continued)
PNC Financial Services Group, Inc.	357,659	$69,972,407
Regions Financial Corp.	819,317	17,459,645
SVB Financial Group (a)	49,321	31,904,769
Truist Financial Corp.	1,132,134	66,399,659
U.S. Bancorp	1,141,194	67,832,571
Wells Fargo & Co.	3,452,379	160,224,909
Zions Bancorp NA	139,023	8,604,133
Total Banks		1,357,409,153
Beverages | 1.4%
Brown-Forman Corp., Class B	152,675	10,230,752
Coca-Cola Co.	3,266,742	171,405,953
Constellation Brands, Inc., Class A	142,194	29,958,854
Molson Coors Brewing Co., Class B	161,725	7,500,805
Monster Beverage Corp. (a)	310,550	27,586,156
PepsiCo, Inc.	1,163,102	174,942,172
Total Beverages		421,624,692
Biotechnology | 1.9%
AbbVie Inc.	1,486,863	160,387,912
Amgen Inc.	477,410	101,521,236
Biogen, Inc. (a)	126,742	35,866,719
Gilead Sciences, Inc.	1,055,808	73,748,189
Incyte Corp. (a)	157,004	10,798,735
Moderna, Inc. (a)	295,240	113,626,066
Regeneron Pharmaceuticals, Inc. (a)	88,136	53,338,144
Vertex Pharmaceuticals, Inc. (a)	217,922	39,528,872
Total Biotechnology		588,815,873
Building Products | 0.5%
Allegion PLC	76,360	10,093,265
AO Smith Corp.	112,155	6,849,306
Carrier Global Corp.	729,501	37,758,972
Fortune Brands Home & Security, Inc.	116,125	10,383,898
Johnson Controls International PLC	602,055	40,987,904
Masco Corp.	213,495	11,859,647
Trane Technologies PLC	201,320	34,757,898
Total Building Products		152,690,890
Capital Markets | 3.0%
Ameriprise Financial, Inc.	97,684	25,800,298
Bank of New York Mellon Corp.	678,570	35,177,069
BlackRock, Inc. (b)	120,278	100,872,347
Cboe Global Markets, Inc.	90,101	11,159,910
Charles Schwab Corp.	1,262,626	91,969,678
CME Group, Inc.	302,297	58,458,194
Franklin Resources, Inc.	229,824	6,830,369

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  September 30, 2021  |  (Unaudited)  |
(Continued)
Common Stocks | 98.7% of net assets (Continued)
	Shares	Value
Capital Markets | 3.0% (Continued)
Goldman Sachs Group, Inc.	283,407	$107,136,348
Intercontinental Exchange, Inc.	473,755	54,396,549
Invesco Ltd.	287,050	6,920,776
MarketAxess Holdings Inc.	31,620	13,302,218
Moody's Corp.	135,528	48,127,348
Morgan Stanley	1,227,169	119,415,815
MSCI, Inc.	69,386	42,210,279
Nasdaq, Inc.	97,481	18,815,783
Northern Trust Corp.	176,469	19,025,123
Raymond James Financial, Inc.	153,484	14,163,504
S&P Global, Inc.	202,797	86,166,417
State Street Corp.	292,762	24,802,797
T. Rowe Price Group, Inc.	190,975	37,564,782
Total Capital Markets		922,315,604
Chemicals | 1.7%
Air Products & Chemicals, Inc.	186,309	47,715,598
Albemarle Corp.	99,057	21,690,511
Celanese Corp.	95,994	14,460,536
CF Industries Holdings, Inc.	183,713	10,254,860
Corteva, Inc.	622,717	26,203,931
Dow Inc.	628,840	36,196,030
DuPont de Nemours, Inc.	447,113	30,399,213
Eastman Chemical Co.	115,913	11,677,076
Ecolab, Inc.	209,419	43,688,992
FMC Corp.	107,378	9,831,530
International Flavors & Fragrances, Inc.	209,142	27,966,468
Linde PLC (a)	434,162	127,374,447
LyondellBasell Industries NV, Class A	215,461	20,221,015
Mosaic Co.	291,461	10,410,987
PPG Industries, Inc.	199,394	28,515,336
Sherwin-Williams Co. (The)	203,656	56,968,693
Total Chemicals		523,575,223
Commercial Services & Supplies | 0.4%
Cintas Corp.	74,088	28,202,338
Copart, Inc. (a)	175,260	24,312,067
Republic Services, Inc.	178,694	21,454,002
Rollins, Inc.	182,239	6,438,504
Waste Management, Inc.	326,931	48,830,414
Total Commercial Services & Supplies		129,237,325
Communications Equipment | 0.8%
Arista Networks, Inc. (a)	46,249	15,893,006
Cisco Systems, Inc.	3,547,654	193,098,807
F5 Networks, Inc. (a)	50,186	9,975,973
Juniper Networks, Inc.	278,138	7,654,358
Motorola Solutions, Inc.	142,665	33,143,933
Total Communications Equipment		259,766,077
Common Stocks | 98.7% of net assets (Continued)
	Shares	Value
Construction & Engineering | 0.0%
Quanta Services, Inc.	118,529	$13,490,971
Total Construction & Engineering		13,490,971
Construction Materials | 0.1%
Martin Marietta Materials, Inc.	52,614	17,977,152
Vulcan Materials Co.	110,809	18,744,450
Total Construction Materials		36,721,602
Consumer Finance | 0.7%
American Express Co.	541,001	90,633,898
Capital One Financial Corp.	375,061	60,748,630
Discover Financial Services	256,204	31,474,661
Synchrony Financial	478,962	23,411,663
Total Consumer Finance		206,268,852
Containers & Packaging | 0.3%
Amcor PLC	1,308,449	15,164,924
Avery Dennison Corp.	70,445	14,596,908
Ball Corp.	274,908	24,733,473
International Paper Co.	332,451	18,590,660
Packaging Corp. of America	79,157	10,879,338
Sealed Air Corp.	127,950	7,010,381
WestRock Co.	221,545	11,039,587
Total Containers & Packaging		102,015,271
Distributors | 0.1%
Genuine Parts Co.	122,105	14,802,789
LKQ Corp. (a)	235,216	11,836,069
Pool Corp.	33,768	14,669,157
Total Distributors		41,308,015
Diversified Financial Services | 1.4%
Berkshire Hathaway, Inc., Class B (a)	1,558,433	425,358,703
Total Diversified Financial Services		425,358,703
Diversified Telecommunication Services | 1.2%
AT&T, Inc.	6,010,684	162,348,575
Lumen Technologies, Inc.	831,910	10,307,365
Verizon Communications, Inc.	3,485,243	188,237,974
Total Diversified Telecommunication Services		360,893,914
Electric Utilities | 1.5%
Alliant Energy Corp.	212,278	11,883,322
American Electric Power Co., Inc.	420,474	34,134,079
Duke Energy Corp.	647,553	63,194,697
Edison International	319,423	17,718,394
Entergy Corp.	170,291	16,911,599
Evergy, Inc.	194,569	12,102,192

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  September 30, 2021  |  (Unaudited)  |
(Continued)
Common Stocks | 98.7% of net assets (Continued)
	Shares	Value
Electric Utilities | 1.5% (Continued)
Eversource Energy	287,721	$23,524,069
Exelon Corp.	824,237	39,843,617
FirstEnergy Corp.	461,583	16,441,587
NextEra Energy, Inc.	1,651,208	129,652,852
NRG Energy, Inc.	201,183	8,214,302
Pinnacle West Capital Corp.	93,097	6,736,499
PPL Corp.	652,978	18,205,027
Southern Co.	891,189	55,226,982
Xcel Energy, Inc.	452,156	28,259,750
Total Electric Utilities		482,048,968
Electrical Equipment | 0.6%
AMETEK, Inc.	194,395	24,106,924
Eaton Corp. PLC	335,470	50,089,026
Emerson Electric Co.	504,847	47,556,588
Generac Holdings, Inc. (a)	52,714	21,542,630
Rockwell Automation, Inc.	97,930	28,795,337
Total Electrical Equipment		172,090,505
Electronic Equipment, Instruments & Components | 0.7%
Amphenol Corp., Class A	504,094	36,914,803
CDW Corp.	117,995	21,477,450
Corning, Inc.	649,904	23,714,997
IPG Photonics Corp. (a)(c)	29,995	4,751,208
Keysight Technologies, Inc. (a)	154,868	25,443,264
TE Connectivity Ltd.	277,994	38,146,337
Teledyne Technologies, Inc. (a)	39,097	16,795,289
Trimble Inc. (a)	210,161	17,285,742
Zebra Technologies Corp., Class A (a)	45,233	23,313,993
Total Electronic Equipment, Instruments & Components		207,843,083
Energy Equipment & Services | 0.2%
Baker Hughes Co.	696,533	17,225,261
Halliburton Co.	750,650	16,229,053
Schlumberger NV	1,176,733	34,878,366
Total Energy Equipment & Services		68,332,680
Entertainment | 1.9%
Activision Blizzard, Inc.	654,118	50,622,192
Electronic Arts, Inc.	240,021	34,142,987
Live Nation Entertainment, Inc. (a)	110,771	10,094,561
Netflix, Inc. (a)	372,103	227,109,345
Take-Two Interactive Software, Inc. (a)	98,152	15,122,279
Walt Disney Co. (a)	1,529,552	258,754,312
Total Entertainment		595,845,676
Common Stocks | 98.7% of net assets (Continued)
	Shares	Value
Equity Real Estate Investment Trusts (REITs) | 2.5%
Alexandria Real Estate Equities, Inc.	114,784	$21,931,779
American Tower Corp.	382,778	101,593,109
AvalonBay Communities, Inc.	117,068	25,946,952
Boston Properties, Inc.	119,633	12,962,236
Crown Castle International Corp.	363,832	63,059,362
Digital Realty Trust, Inc.	236,975	34,231,039
Duke Realty Corp.	314,255	15,043,387
Equinix, Inc.	75,411	59,584,493
Equity Residential	288,204	23,321,468
Essex Property Trust, Inc.	55,122	17,624,708
Extra Space Storage, Inc.	111,693	18,763,307
Federal Realty Investment Trust	58,771	6,934,390
Healthpeak Properties, Inc.	457,368	15,312,681
Host Hotels & Resorts, Inc. (a)	586,178	9,572,287
Iron Mountain, Inc.	244,276	10,613,792
Kimco Realty Corp.	505,766	10,494,644
Mid-America Apartment Communities, Inc.	97,160	18,144,630
Prologis, Inc.	622,765	78,113,414
Public Storage	128,153	38,074,256
Realty Income Corp.	327,370	21,233,218
Regency Centers Corp.	131,429	8,849,115
SBA Communications Corp.	92,432	30,555,246
Simon Property Group, Inc.	276,411	35,925,138
UDR, Inc.	234,594	12,428,790
Ventas, Inc.	315,329	17,409,314
Vornado Realty Trust	135,460	5,690,675
Welltower, Inc.	350,733	28,900,399
Weyerhaeuser Co.	627,144	22,307,512
Total Equity Real Estate Investment Trusts (REITs)		764,621,341
Food & Staples Retailing | 1.3%
Costco Wholesale Corp.	372,148	167,224,704
Kroger Co.	571,684	23,113,184
Sysco Corp.	430,072	33,760,652
Walgreens Boots Alliance, Inc.	602,306	28,338,497
Walmart, Inc.	1,201,481	167,462,422
Total Food & Staples Retailing		419,899,459
Food Products | 0.9%
Archer-Daniels-Midland Co.	468,990	28,144,090
Campbell Soup Co.	172,290	7,203,445
Conagra Brands, Inc.	401,277	13,591,252
General Mills, Inc.	515,032	30,809,214
Hershey Co. (The)	122,861	20,794,224
Hormel Foods Corp.	239,218	9,807,938
J.M. Smucker Co.	91,126	10,937,854
Kellogg Co.	213,833	13,668,205
Kraft Heinz Co.	565,695	20,828,890
Lamb Weston Holdings, Inc.	124,846	7,661,799
McCormick & Co., Inc.	207,835	16,840,870

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  September 30, 2021  |  (Unaudited)  |
(Continued)
Common Stocks | 98.7% of net assets (Continued)
	Shares	Value
Food Products | 0.9% (Continued)
Mondelez International, Inc., Class A	1,182,531	$68,799,654
Tyson Foods, Inc., Class A	248,636	19,627,326
Total Food Products		268,714,761
Gas Utilities | 0.0%
Atmos Energy Corp.	110,895	9,780,939
Total Gas Utilities		9,780,939
Health Care Equipment & Supplies | 3.2%
Abbott Laboratories	1,490,459	176,067,922
ABIOMED, Inc. (a)	37,886	12,332,651
Align Technology, Inc. (a)	61,778	41,108,934
Baxter International, Inc.	423,317	34,047,386
Becton, Dickinson & Co.	241,449	59,352,993
Boston Scientific Corp. (a)	1,196,169	51,901,773
Cooper Cos., Inc. (c)	41,795	17,274,291
DENTSPLY SIRONA, Inc.	185,620	10,775,241
DexCom, Inc. (a)(c)	81,364	44,494,717
Edwards Lifesciences Corp. (a)	523,314	59,244,378
Hologic, Inc. (a)	217,879	16,081,649
IDEXX Laboratories, Inc. (a)	71,792	44,647,445
Intuitive Surgical, Inc. (a)	99,684	99,100,848
Medtronic PLC	1,132,602	141,971,661
ResMed, Inc.	122,238	32,215,825
STERIS PLC	82,863	16,927,254
Stryker Corp.	282,162	74,411,763
Teleflex, Inc.	39,660	14,933,973
West Pharmaceutical Services, Inc.	61,820	26,245,063
Zimmer Biomet Holdings, Inc.	174,977	25,609,634
Total Health Care Equipment & Supplies		998,745,401
Health Care Providers & Services | 2.5%
AmerisourceBergen Corp.	124,418	14,861,730
Anthem, Inc.	206,115	76,839,672
Cardinal Health, Inc.	248,056	12,268,850
Centene Corp. (a)	490,310	30,551,216
Cigna Corp.	288,871	57,820,419
CVS Health Corp.	1,108,330	94,052,884
DaVita, Inc. (a)	60,955	7,086,628
HCA Healthcare, Inc.	207,248	50,303,235
Henry Schein, Inc. (a)(c)	118,442	9,020,543
Humana, Inc.	108,608	42,264,803
Laboratory Corp. of America Holdings (a)	81,724	23,000,403
McKesson Corp.	132,700	26,457,726
Quest Diagnostics, Inc.	102,721	14,926,388
UnitedHealth Group, Inc.	792,738	309,754,446
Common Stocks | 98.7% of net assets (Continued)
	Shares	Value
Health Care Providers & Services | 2.5% (Continued)
Universal Health Services, Inc., Class B	65,069	$9,003,598
Total Health Care Providers & Services		778,212,541
Health Care Technology | 0.1%
Cerner Corp.	253,016	17,842,688
Total Health Care Technology		17,842,688
Hotels, Restaurants & Leisure | 2.0%
Booking Holdings, Inc. (a)	34,560	82,040,947
Caesars Entertainment, Inc. (a)(c)	177,113	19,886,248
Carnival Corp. (a)	677,484	16,943,875
Chipotle Mexican Grill, Inc. (a)	23,694	43,064,319
Darden Restaurants, Inc.	109,918	16,649,279
Domino's Pizza, Inc.	30,984	14,778,129
Expedia Group, Inc. (a)	118,186	19,370,685
Hilton Worldwide Holdings, Inc. (a)	234,479	30,977,021
Las Vegas Sands Corp. (a)	274,075	10,031,145
Marriott International, Inc., Class A (a)	229,982	34,058,034
McDonald's Corp.	628,153	151,453,970
MGM Resorts International	345,525	14,909,404
Norwegian Cruise Line Holdings Ltd. (a)(c)	315,188	8,418,671
Penn National Gaming, Inc. (a)(c)	123,533	8,951,201
Royal Caribbean Cruises Ltd. (a)	184,059	16,372,048
Starbucks Corp.	991,931	109,419,909
Wynn Resorts, Ltd. (a)	89,689	7,601,143
Yum! Brands, Inc.	250,266	30,610,034
Total Hotels, Restaurants & Leisure		635,536,062
Household Durables | 0.4%
D.R. Horton, Inc.	274,922	23,085,200
Garmin Ltd.	127,190	19,772,958
Leggett & Platt, Inc.	111,006	4,977,509
Lennar Corp., Class A	230,882	21,629,026
Mohawk Industries, Inc. (a)	48,814	8,659,604
Newell Brands, Inc.	322,363	7,137,117
NVR, Inc. (a)	2,878	13,797,362
PulteGroup, Inc.	224,449	10,306,698
Whirlpool Corp.	52,405	10,683,283
Total Household Durables		120,048,757
Household Products | 1.3%
Church & Dwight Co., Inc.	206,456	17,047,072
Clorox Co.	104,297	17,272,626
Colgate-Palmolive Co.	711,677	53,788,548
Kimberly-Clark Corp.	284,060	37,620,906
Procter & Gamble Co.	2,040,807	285,304,819
Total Household Products		411,033,971

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  September 30, 2021  |  (Unaudited)  |
(Continued)
Common Stocks | 98.7% of net assets (Continued)
	Shares	Value
Independent Power and Renewable Electricity Producers | 0.0%
AES Corp.	558,229	$12,744,368
Total Independent Power and Renewable Electricity Producers		12,744,368
Industrial Conglomerates | 1.1%
3M Co.	487,989	85,603,030
General Electric Co.	923,768	95,175,817
Honeywell International, Inc.	580,438	123,215,379
Roper Technologies, Inc.	88,594	39,524,441
Total Industrial Conglomerates		343,518,667
Insurance | 1.9%
Aflac, Inc.	518,798	27,044,940
Allstate Corp.	251,993	32,081,229
American International Group, Inc.	721,630	39,610,271
Aon PLC, Class A	189,957	54,284,012
Arthur J Gallagher & Co.	171,665	25,518,002
Assurant, Inc.	51,422	8,111,820
Brown & Brown, Inc.	196,507	10,896,313
Chubb Ltd.	368,861	63,990,006
Cincinnati Financial Corp.	126,390	14,436,266
Everest Re Group Ltd.	33,258	8,340,441
Globe Life, Inc.	77,552	6,904,455
Hartford Financial Services Group, Inc.	300,917	21,139,419
Lincoln National Corp.	152,238	10,466,362
Loews Corp.	170,875	9,215,289
Marsh & McLennan Cos., Inc.	428,099	64,827,032
MetLife, Inc.	612,355	37,800,674
Principal Financial Group, Inc.	215,671	13,889,212
Progressive Corp.	492,601	44,526,204
Prudential Financial, Inc.	331,278	34,850,446
Travelers Cos., Inc.	210,469	31,993,393
W.R. Berkley Corp.	118,923	8,702,785
Willis Towers Watson PLC	108,797	25,290,951
Total Insurance		593,919,522
Interactive Media & Services | 6.6%
Alphabet, Inc., Class A (a)	253,179	676,879,120
Alphabet, Inc., Class C (a)	236,874	631,342,641
Facebook, Inc., Class A (a)	2,004,140	680,185,074
Match Group, Inc. (a)	232,723	36,535,184
Twitter, Inc. (a)	671,889	40,575,377
Total Interactive Media & Services		2,065,517,396
Internet & Direct Marketing Retail | 4.1%
Amazon.com, Inc. (a)	366,170	1,202,883,097
eBay, Inc.	544,772	37,954,265
Etsy, Inc. (a)(c)	107,866	22,431,813
Total Internet & Direct Marketing Retail		1,263,269,175
Common Stocks | 98.7% of net assets (Continued)
	Shares	Value
IT Services | 4.8%
Accenture PLC, Class A	533,137	$170,561,189
Akamai Technologies, Inc. (a)	137,627	14,394,408
Automatic Data Processing, Inc.	358,215	71,614,343
Broadridge Financial Solutions, Inc.	96,708	16,115,421
Cognizant Technology Solutions Corp., Class A	445,044	33,026,715
DXC Technology Co. (a)	212,880	7,154,897
Fidelity National Information Services, Inc.	522,042	63,522,071
Fiserv, Inc. (a)	501,389	54,400,706
FleetCor Technologies, Inc. (a)(c)	69,975	18,282,368
Gartner, Inc. (a)	70,326	21,370,665
Global Payments, Inc.	248,522	39,162,097
International Business Machines Corp.	752,197	104,502,729
Jack Henry & Associates, Inc.	63,214	10,370,889
Mastercard, Inc., Class A	732,408	254,643,613
Paychex, Inc.	269,402	30,294,255
PayPal Holdings, Inc. (a)	988,924	257,327,914
VeriSign, Inc. (a)	82,771	16,968,883
Visa Inc., Class A	1,418,850	316,048,837
Western Union Co.	348,604	7,048,773
Total IT Services		1,506,810,773
Leisure Products | 0.0%
Hasbro, Inc.	109,344	9,755,672
Total Leisure Products		9,755,672
Life Sciences Tools & Services | 1.9%
Agilent Technologies, Inc.	255,445	40,240,251
Bio-Rad Laboratories, Inc., Class A (a)	18,020	13,442,019
Bio-Techne Corp.	32,720	15,855,130
Charles River Laboratories International, Inc. (a)	42,647	17,599,137
Danaher Corp.	534,411	162,696,085
Illumina, Inc. (a)	122,908	49,852,714
IQVIA Holdings Inc. (a)	161,346	38,648,821
Mettler-Toledo International, Inc. (a)	19,589	26,981,105
PerkinElmer, Inc.	93,759	16,247,497
Thermo Fisher Scientific, Inc.	330,864	189,032,529
Waters Corp. (a)	52,362	18,708,943
Total Life Sciences Tools & Services		589,304,231
Machinery | 1.5%
Caterpillar, Inc.	461,145	88,526,006
Cummins, Inc.	123,078	27,638,396
Deere & Co.	238,655	79,966,131
Dover Corp.	122,144	18,993,392
Fortive Corp.	301,310	21,263,447
IDEX Corp.	64,439	13,335,651

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  September 30, 2021  |  (Unaudited)  |
(Continued)
Common Stocks | 98.7% of net assets (Continued)
	Shares	Value
Machinery | 1.5% (Continued)
Illinois Tool Works, Inc.	241,988	$50,001,981
Ingersoll Rand Inc. (a)(c)	340,640	17,171,662
Otis Worldwide Corp.	358,805	29,522,475
PACCAR Inc.	291,061	22,970,534
Parker-Hannifin Corp.	108,526	30,346,040
Pentair PLC	138,010	10,023,666
Snap-on, Inc.	45,895	9,589,760
Stanley Black & Decker, Inc.	135,562	23,765,374
Westinghouse Air Brake Technologies Corp.	158,926	13,701,011
Xylem, Inc.	152,793	18,897,438
Total Machinery		475,712,964
Media | 1.2%
Charter Communications, Inc., Class A (a)	106,636	77,584,088
Comcast Corp., Class A	3,859,671	215,871,399
Discovery, Inc., Class A (a)(c)	143,129	3,632,614
Discovery, Inc., Class C (a)(c)	254,964	6,187,976
DISH Network Corp., Class A (a)(c)	205,755	8,942,113
Fox Corp., Class A	280,017	11,231,482
Fox Corp., Class B	124,115	4,607,149
Interpublic Group of Cos., Inc.	330,733	12,127,979
News Corp., Class A	321,091	7,555,271
News Corp., Class B	114,231	2,653,586
Omnicom Group, Inc.	180,687	13,092,580
ViacomCBS, Inc., Class B	506,664	20,018,295
Total Media		383,504,532
Metals & Mining | 0.3%
Freeport-McMoRan Inc.	1,233,728	40,133,172
Newmont Corp.	674,444	36,622,309
Nucor Corp.	250,753	24,696,663
Total Metals & Mining		101,452,144
Multi-Utilities | 0.7%
Ameren Corp.	216,876	17,566,956
CenterPoint Energy, Inc.	492,640	12,118,944
CMS Energy Corp.	245,651	14,672,734
Consolidated Edison, Inc.	289,441	21,010,522
Dominion Energy, Inc.	678,958	49,577,513
DTE Energy Co.	161,717	18,065,406
NiSource, Inc.	332,857	8,065,125
Public Service Enterprise Group, Inc.	424,062	25,825,376
Sempra Energy	265,045	33,528,193
WEC Energy Group, Inc.	264,960	23,369,472
Total Multi-Utilities		223,800,241
Multiline Retail | 0.5%
Dollar General Corp.	198,845	42,182,978
Dollar Tree, Inc. (a)	194,343	18,602,512
Common Stocks | 98.7% of net assets (Continued)
	Shares	Value
Multiline Retail | 0.5% (Continued)
Target Corp.	416,475	$95,276,986
Total Multiline Retail		156,062,476
Oil, Gas & Consumable Fuels | 2.5%
APA Corp.	317,469	6,803,361
Cabot Oil & Gas Corp.	344,150	7,488,704
Chevron Corp.	1,627,059	165,065,135
ConocoPhillips	1,135,985	76,985,703
Devon Energy Corp.	529,331	18,796,544
Diamondback Energy, Inc.	143,084	13,545,762
EOG Resources, Inc.	492,292	39,516,279
Exxon Mobil Corp.	3,563,930	209,630,363
Hess Corp.	230,842	18,031,069
Kinder Morgan, Inc.	1,636,136	27,372,555
Marathon Oil Corp.	660,608	9,030,511
Marathon Petroleum Corp.	536,294	33,148,332
Occidental Petroleum Corp. (c)	745,767	22,059,788
ONEOK, Inc.	374,012	21,688,956
Phillips 66	367,836	25,759,555
Pioneer Natural Resources Co.	194,711	32,421,329
Valero Energy Corp.	346,896	24,480,451
Williams Cos., Inc.	1,030,913	26,741,883
Total Oil, Gas & Consumable Fuels		778,566,280
Personal Products | 0.2%
Estee Lauder Cos., Inc., Class A	195,217	58,551,435
Total Personal Products		58,551,435
Pharmaceuticals | 3.5%
Bristol-Myers Squibb Co.	1,868,196	110,541,157
Catalent, Inc. (a)	144,561	19,236,732
Eli Lilly & Co.	670,091	154,824,526
Johnson & Johnson	2,216,878	358,025,797
Merck & Co., Inc.	2,131,569	160,102,148
Organon & Co.	212,173	6,957,153
Pfizer, Inc.	4,712,320	202,676,883
Viatris, Inc.	1,010,311	13,689,714
Zoetis Inc.	399,674	77,592,710
Total Pharmaceuticals		1,103,646,820
Professional Services | 0.4%
Equifax, Inc.	102,033	25,857,203
IHS Markit Ltd.	335,125	39,082,278
Jacobs Engineering Group, Inc.	109,619	14,527,806
Leidos Holdings Inc.	112,849	10,848,174
Nielsen Holdings PLC	301,814	5,791,811
Robert Half International, Inc.	95,263	9,557,737
Verisk Analytics, Inc.	136,594	27,355,680
Total Professional Services		133,020,689

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  September 30, 2021  |  (Unaudited)  |
(Continued)
Common Stocks | 98.7% of net assets (Continued)
	Shares	Value
Real Estate Management & Development | 0.1%
CBRE Group, Inc., Class A (a)	281,234	$27,380,942
Total Real Estate Management & Development		27,380,942
Road & Rail | 0.9%
CSX Corp.	1,912,812	56,887,029
J.B. Hunt Transport Services, Inc.	69,564	11,632,492
Kansas City Southern	76,220	20,628,181
Norfolk Southern Corp.	207,637	49,677,152
Old Dominion Freight Line, Inc.	80,360	22,981,353
Union Pacific Corp.	548,259	107,464,246
Total Road & Rail		269,270,453
Semiconductors & Semiconductor Equipment | 5.5%
Advanced Micro Devices, Inc. (a)	1,022,844	105,250,648
Analog Devices, Inc.	453,972	76,031,231
Applied Materials, Inc.	772,517	99,446,113
Broadcom, Inc.	343,722	166,681,110
Enphase Energy, Inc. (a)	113,469	17,016,946
Intel Corp.	3,399,319	181,115,716
KLA-Tencor Corp.	129,038	43,164,501
Lam Research Corp.	120,061	68,332,718
Microchip Technology, Inc.	229,974	35,298,709
Micron Technology, Inc.	944,044	67,008,243
Monolithic Power Systems, Inc.	36,500	17,690,820
NVIDIA Corp.	2,097,848	434,590,192
NXP Semiconductors NV	222,907	43,660,794
Qorvo, Inc. (a)	94,681	15,829,716
QUALCOMM, Inc.	949,587	122,477,731
Skyworks Solutions, Inc.	138,467	22,816,592
Teradyne, Inc.	139,968	15,280,307
Texas Instruments, Inc.	777,452	149,434,049
Xilinx, Inc.	206,340	31,155,277
Total Semiconductors & Semiconductor Equipment		1,712,281,413
Software | 9.1%
Adobe, Inc. (a)	400,523	230,589,102
ANSYS, Inc. (a)	73,962	25,180,363
Autodesk, Inc. (a)(c)	185,214	52,817,476
Cadence Design Systems, Inc. (a)	235,337	35,639,435
Ceridian HCM Holding, Inc. (a)(c)	113,394	12,770,432
Citrix Systems, Inc.	103,740	11,138,564
Fortinet, Inc. (a)	114,050	33,307,162
Intuit, Inc.	230,038	124,107,801
Microsoft Corp.	6,317,987	1,781,166,895
NortonLifeLock, Inc.	492,908	12,470,572
Oracle Corp.	1,384,916	120,667,731
Paycom Software, Inc. (a)	41,128	20,389,206
PTC, Inc. (a)	88,186	10,563,801
salesforce.com, Inc. (a)	816,793	221,530,598
ServiceNow, Inc. (a)	166,218	103,432,475
Synopsys, Inc. (a)	128,358	38,431,669
Common Stocks | 98.7% of net assets (Continued)
	Shares	Value
Software | 9.1% (Continued)
Tyler Technologies, Inc. (a)	34,150	$15,662,898
Total Software		2,849,866,180
Specialty Retail | 2.2%
Advance Auto Parts, Inc.	55,426	11,577,937
AutoZone, Inc. (a)	18,149	30,816,821
Bath & Body Works, Inc.	222,582	14,029,343
Best Buy Co., Inc.	187,470	19,817,454
CarMax, Inc. (a)(c)	136,909	17,518,876
Gap, Inc.	171,031	3,882,404
Home Depot, Inc.	895,085	293,820,602
Lowe's Companies, Inc.	595,083	120,718,537
O'Reilly Automotive, Inc. (a)	58,683	35,858,834
Ross Stores, Inc.	300,147	32,671,001
TJX Companies, Inc. (The)	1,015,246	66,985,931
Tractor Supply Co.	97,021	19,657,425
Ulta Beauty, Inc. (a)	46,520	16,789,998
Total Specialty Retail		684,145,163
Technology Hardware, Storage & Peripherals | 6.3%
Apple, Inc.	13,205,297	1,868,549,525
Hewlett Packard Enterprise Co.	1,101,086	15,690,476
HP, Inc.	1,009,100	27,608,976
NetApp, Inc.	187,617	16,840,502
Seagate Technology Holdings PLC	176,044	14,527,151
Western Digital Corp. (a)	260,073	14,678,520
Total Technology Hardware, Storage & Peripherals		1,957,895,150
Textiles, Apparel & Luxury Goods | 0.7%
Hanesbrands, Inc.	298,358	5,119,823
NIKE, Inc., Class B	1,073,299	155,875,214
PVH Corp. (a)	60,241	6,192,172
Ralph Lauren Corp.	39,948	4,435,826
Tapestry, Inc.	237,843	8,804,948
Under Armour, Inc., Class A (a)	150,302	3,033,094
Under Armour, Inc., Class C (a)	169,421	2,968,256
VF Corp.	269,154	18,030,627
Total Textiles, Apparel & Luxury Goods		204,459,960
Tobacco | 0.6%
Altria Group, Inc.	1,557,927	70,916,837
Philip Morris International, Inc.	1,312,027	124,367,039
Total Tobacco		195,283,876
Trading Companies & Distributors | 0.2%
Fastenal Co.	481,642	24,857,544
United Rentals, Inc. (a)	61,424	21,555,524

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  September 30, 2021  |  (Unaudited)  |
(Continued)
Common Stocks | 98.7% of net assets (Continued)
	Shares	Value
Trading Companies & Distributors | 0.2% (Continued)
W.W. Grainger, Inc.	36,543	$14,363,591
Total Trading Companies & Distributors		60,776,659
Water Utilities | 0.1%
American Water Works Co., Inc.	153,076	25,875,967
Total Water Utilities		25,875,967
Wireless Telecommunication Services | 0.2%
T-Mobile U.S., Inc. (a)	493,333	63,028,224
Total Wireless Telecommunication Services		63,028,224
Total Common Stocks
(Cost $13,277,551,233)		30,745,967,028

Investment Companies | 0.3% of net assets

iShares Core S&P 500 ETF (b)	192,742	$83,037,108
Total Investment Companies
(Cost $83,241,641)		83,037,108
Total Long-Term Investments
(Cost $13,360,792,874)		30,829,004,136

Short-Term Securities | 1.0% of net assets
	Shares	Value
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08% (b)(d)(e)	44,730,425	$44,752,790
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01% (b)(d)	273,701,777	273,701,777
Total Short-Term Securities
(Cost $318,433,193)		318,454,567
Total Investments
(Cost $13,679,226,067) | 100.0%		31,147,458,703
Liabilities in Excess of Other Assets | (0.0)%		(7,260,866)
Net Assets | 100.0%		$31,140,197,837

(a)	Non-income producing.
(b)	During the period ended September 30, 2021, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares Held at December 31, 2020	Shares Purchased	Shares Sold	Shares Held at September 30, 2021	Value at September 30, 2021	Income	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	161,818,190	—	(117,057,250)[1]	44,730,425	$44,752,790	$345,912[2]	$118,287	$(126,437)
BlackRock Cash Funds: Treasury, SL Agency Shares	82,440,013	191,261,764[1]	—	273,701,777	273,701,777	20,091	—	—
BlackRock, Inc.	87,650,514	1,662,104	(2,429,331)	120,278	100,872,347	1,478,631	532,851	13,456,209
iShares Core S&P 500 ETF	4,286,954	494,410,686	(444,124,987)	192,742	83,037,108	1,560,267	30,125,872	(1,661,417)
Total					$502,364,022	$3,404,901	$30,777,010	$11,668,355
[1]	Represents net shares purchased (sold).
[2]	Represents all or portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	Security, or a portion of security, is on loan.
(d)	7-day yield at September 30, 2021.
(e)	All or a portion of security was purchased with the cash collateral from loaned securities.

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  September 30, 2021  |  (Unaudited)  |
(Continued)
Derivative Financial Instruments Outstanding as of Period End - Futures Contracts
Contracts Long	Issue	Expiration	Notional Amount (000)	Unrealized Appreciation (Depreciation)
1,354	S&P 500 E-Mini Index	December 2021	$290,958	$(11,120,569)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows
•  Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;
•  Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•  Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments	$30,829,004,136	$—	$—	$30,829,004,136
Short-Term Securities: Money Market Funds	318,454,567	—	—	318,454,567
	$31,147,458,703	$—	$—	$31,147,458,703
Derivative Financial Instruments(a)
Assets:
Equity contracts	$(11,120,569)	$—	$—	$(11,120,569)
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio of Investments
Value Fund  |  September 30, 2021  |  (Unaudited)

Common Stocks | 98.2% of portfolio
	Shares	Value
Communication Services | 6.2%
Interactive Media & Services
Alphabet, Inc., Class C (a)	17,711	$47,205,305
Facebook, Inc., Class A (a)	40,600	13,779,234
Total Communication Services		60,984,539
Consumer Discretionary | 5.8%
Hotels, Restaurants & Leisure
McDonald's Corp.	57,197	13,790,769
Multiline Retail
Target Corp.	31,300	7,160,500
Specialty Retail
Home Depot, Inc.	37,018	12,151,529
TJX Companies, Inc. (The)	143,600	9,474,728
Ulta Beauty, Inc. (a)	41,056	14,817,931
Total Consumer Discretionary		57,395,457
Energy | 1.2%
Oil, Gas & Consumable Fuels
Chevron Corp.	120,600	12,234,870
Total Energy		12,234,870
Financials | 21.2%
Banks
Bank of America Corp.	730,602	31,014,055
Citigroup, Inc.	274,739	19,281,183
JPMorgan Chase & Co.	308,891	50,562,368
Truist Financial Corp.	254,700	14,938,155
Capital Markets
Goldman Sachs Group, Inc.	76,774	29,022,875
Insurance
Allstate Corp.	232,284	29,572,076
American International Group, Inc.	364,794	20,023,543
Chubb Ltd.	79,138	13,728,860
Total Financials		208,143,115
Health Care | 20.7%
Biotechnology
AbbVie Inc.	207,463	22,379,034
Amgen Inc.	34,100	7,251,365
Health Care Equipment & Supplies
Abbott Laboratories	305,556	36,095,330
Boston Scientific Corp. (a)	328,896	14,270,797
Medtronic PLC	135,856	17,029,550
Health Care Providers & Services
Centene Corp. (a)	297,697	18,549,500
Cigna Corp.	83,614	16,736,178
Life Sciences Tools & Services
Mettler-Toledo International, Inc. (a)	5,504	7,580,990
Pharmaceuticals
Bristol-Myers Squibb Co.	253,301	14,987,820
Common Stocks | 98.2% of portfolio (Continued)
	Shares	Value
Health Care | 20.7% (Continued)
Merck & Co., Inc.	187,682	$14,096,795
Pfizer, Inc.	559,099	24,046,848
Royalty Pharma PLC, Class A	290,884	10,512,548
Total Health Care		203,536,755
Industrials | 17.8%
Aerospace & Defense
Northrop Grumman Corp.	39,231	14,129,044
Airlines
Southwest Airlines Co. (a)	250,132	12,864,289
Electrical Equipment
Eaton Corp. PLC	88,887	13,271,718
Industrial Conglomerates
Honeywell International, Inc.	214,373	45,507,100
Machinery
Deere & Co.	31,500	10,554,705
Parker-Hannifin Corp.	108,122	30,233,074
Stanley Black & Decker, Inc.	83,942	14,715,872
Professional Services
Leidos Holdings Inc.	161,117	15,488,177
Road & Rail
CSX Corp.	619,182	18,414,473
Total Industrials		175,178,452
Information Technology | 14.6%
IT Services
Fiserv, Inc. (a)	112,000	12,152,000
Visa Inc., Class A	113,498	25,281,680
Semiconductors & Semiconductor Equipment
NVIDIA Corp.	64,120	13,283,099
NXP Semiconductors NV	137,963	27,022,813
Software
Microsoft Corp.	171,714	48,409,611
VMware, Inc., Class A (a)	115,883	17,231,802
Total Information Technology		143,381,005
Materials | 8.2%
Chemicals
Dow Inc.	181,181	10,428,779
DuPont de Nemours, Inc.	259,878	17,669,105
Containers & Packaging
Avery Dennison Corp.	194,987	40,403,256
Metals & Mining
Freeport-McMoRan Inc.	380,700	12,384,171
Total Materials		80,885,311
Real Estate | 2.5%
Equity Real Estate Investment Trusts (REITs)
Digital Realty Trust, Inc.	52,301	7,554,880

Portfolio of Investments  |  Value Fund  |  September 30, 2021  |  (Unaudited)  |  (Continued)
Common Stocks | 98.2% of portfolio (Continued)
	Shares	Value
Real Estate | 2.5% (Continued)
VICI Properties Inc.	611,935	$17,385,073
Total Real Estate		24,939,953
Total Common Stocks
(Cost $515,996,281)		966,679,457

Money Market Fund | 1.8% of portfolio

State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03% (b)	17,287,606	17,287,606
Total Money Market Fund
(Cost $17,287,606)		17,287,606
Total Investments in Securities
(Cost $533,283,887) | 100.0%		$983,967,063
(a)	Non-income producing.
(b)	7-day yield at September 30, 2021.
PLC - Public Limited Company
NV - Naamloze Vennottschap
At September 30, 2021, the cost of investment securities for tax purposes was $533,623,124. Net unrealized appreciation of investment securities was $450,343,939 consisting of unrealized gains of $455,168,366 and unrealized losses of $4,824,427.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$966,679,457	$ —	$ —	$966,679,457
Money Market Fund	17,287,606	—	—	17,287,606
Total	$983,967,063	$ —	$ —	$983,967,063

Portfolio of Investments
Growth Fund  |  September 30, 2021  |  (Unaudited)

Common Stocks | 99.4% of portfolio
	Shares	Value
Communication Services | 26.6%
Entertainment
Live Nation Entertainment, Inc. (a)	22,512	$2,051,519
Netflix, Inc. (a)	12,853	7,844,700
Sea Ltd. ADR (a)	5,075	1,617,555
Spotify Technology SA (a)	21,372	4,815,966
Warner Music Group Corp., Class A	16,561	707,817
Interactive Media & Services
Alphabet, Inc., Class C (a)	4,400	11,727,364
Alphabet, Inc., Class A (a)	8,947	23,919,984
Facebook, Inc., Class A (a)	64,675	21,950,048
IAC/InterActiveCorp (a)	15,397	2,006,075
Match Group, Inc. (a)	24,456	3,839,347
Pinterest, Inc., Class A (a)	29,219	1,488,708
Snap Inc., Class A (a)	150,669	11,129,919
Tencent Holdings Ltd. ADR	74,809	4,471,334
Vimeo, Inc. (a)	40,303	1,183,699
Total Communication Services		98,754,035
Consumer Discretionary | 18.1%
Auto Components
Aptiv PLC (a)	24,176	3,601,499
Hotels, Restaurants & Leisure
Booking Holdings, Inc. (a)	1,662	3,945,372
Chipotle Mexican Grill, Inc. (a)	1,482	2,693,565
DraftKings Inc., Class A (a)	36,576	1,761,500
Internet & Direct Marketing Retail
Alibaba Group Holding Ltd. ADR (a)	13,749	2,035,539
Amazon.com, Inc. (a)	9,289	30,514,737
Coupang, Inc. (a)	61,166	1,703,473
DoorDash, Inc., Class A (a)	3,349	689,827
Farfetch Ltd., Class A (a)	35,693	1,337,774
Multiline Retail
Dollar General Corp.	20,522	4,353,537
Specialty Retail
Carvana Co. (a)	10,697	3,225,573
Ross Stores, Inc.	53,886	5,865,491
Textiles, Apparel & Luxury Goods
lululemon athletica Inc. (a)	7,676	3,106,477
NIKE, Inc., Class B	17,137	2,488,806
Total Consumer Discretionary		67,323,170
Financials | 1.6%
Capital Markets
Charles Schwab Corp.	25,689	1,871,187
MarketAxess Holdings Inc.	1,962	825,394
S&P Global, Inc.	5,990	2,545,091
XP Inc., Class A (a)	21,863	878,236
Total Financials		6,119,908
Common Stocks | 99.4% of portfolio (Continued)
	Shares	Value
Health Care | 13.5%
Biotechnology
Incyte Corp. (a)	17,940	$1,233,913
Vertex Pharmaceuticals, Inc. (a)	13,020	2,361,698
Health Care Equipment & Supplies
Becton, Dickinson & Co.	10,304	2,532,930
Intuitive Surgical, Inc. (a)	7,561	7,516,768
Stryker Corp.	27,664	7,295,550
Health Care Providers & Services
Anthem, Inc.	5,092	1,898,298
Centene Corp. (a)	28,875	1,799,201
Cigna Corp.	33,410	6,687,346
HCA Healthcare, Inc.	18,085	4,389,591
Humana, Inc.	7,160	2,786,314
UnitedHealth Group, Inc.	19,225	7,511,976
Life Sciences Tools & Services
Avantor, Inc. (a)	97,338	3,981,124
Total Health Care		49,994,709
Industrials | 1.6%
Machinery
Ingersoll Rand Inc. (a)	66,950	3,374,950
Professional Services
CoStar Group, Inc. (a)	29,921	2,575,001
Total Industrials		5,949,951
Information Technology | 38.0%
Electronic Equipment, Instruments & Components
Amphenol Corp., Class A	34,900	2,555,727
IT Services
Affirm Holdings, Inc. (a)	4,369	520,479
Fidelity National Information Services, Inc.	12,636	1,537,548
Global Payments, Inc.	68,112	10,733,089
MongoDB, Inc. (a)	6,810	3,210,983
PayPal Holdings, Inc. (a)	24,070	6,263,255
Shopify Inc., Class A (a)	727	985,652
Visa Inc., Class A	60,308	13,433,607
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc. (a)	24,597	2,531,031
ASML Holding NV ADR	8,904	6,634,460
Software
Fortinet, Inc. (a)	17,950	5,242,118
Intuit, Inc.	22,964	12,389,308
Microsoft Corp.	112,640	31,755,469
salesforce.com, Inc. (a)	32,954	8,937,784
SentinelOne, Inc., Class A (a)	21,200	1,135,684
ServiceNow, Inc. (a)	9,943	6,187,231
Splunk Inc. (a)	20,412	2,953,820
Synopsys, Inc. (a)	11,512	3,446,808
UiPath, Inc. (a)	14,203	747,220
Workday, Inc., Class A (a)	4,838	1,208,968

Portfolio of Investments  |  Growth Fund  |  September 30, 2021  |  (Unaudited)  |  (Continued)
Common Stocks | 99.4% of portfolio (Continued)
	Shares	Value
Information Technology | 38.0% (Continued)
Zoom Video Communications, Inc. (a)	10,005	$2,616,307
Technology Hardware, Storage & Peripherals
Apple, Inc.	114,674	16,226,371
Total Information Technology		141,252,919
Total Common Stocks
(Cost $195,491,346)		369,394,692

Money Market Fund | 0.6% of portfolio
	Shares	Value
State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03% (b)	2,096,632	$2,096,632
Total Money Market Fund
(Cost $2,096,632)		2,096,632
Total Investments in Securities
(Cost $197,587,978) | 100.0%		$371,491,324

(a)	Non-income producing.
(b)	7-day yield at September 30, 2021.
ADR - American Depositary Deposit
SA - Sociedad Anonima or Societe Anonyme
PLC - Public Limited Company
S&P - Standard & Poor's
NV - Naamloze Vennottschap
At September 30, 2021, the cost of investment securities for tax purposes was $197,834,818. Net unrealized appreciation of investment securities was $173,656,506 consisting of unrealized gains of $177,909,376 and unrealized losses of $4,252,870.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$366,803,971	$ —	$ —	$369,394,692
Money Market Fund	2,096,632	—	—	2,096,632
Total	$368,900,603	$ —	$ —	$371,491,324

Portfolio of Investments
International Equity Fund  |  September 30, 2021  |  (Unaudited)

Common Stocks | 95.6% of portfolio
	Shares	Value
Australia | 2.5%
BHP Group Ltd. ADR	45,716	$2,446,720
Total Australia		2,446,720
Brazil | 0.3%
Ambev SA ADR	103,138	284,661
Total Brazil		284,661
Britain | 7.4%
Diageo PLC	30,169	1,460,632
Rio Tinto PLC	31,836	2,086,918
Royal Dutch Shell PLC, Class B	76,582	1,696,797
Standard Chartered PLC	129,089	754,626
Unilever PLC	25,815	1,397,581
Total Britain		7,396,554
Canada | 2.1%
Alimentation Couche-Tard Inc., Class B	29,800	1,140,145
Canadian National Railway Co.	8,503	983,372
Total Canada		2,123,517
China | 3.0%
Alibaba Group Holding Ltd. ADR (a)	2,461	364,350
CSPC Pharmaceutical Group Ltd.	400,000	477,342
ENN Energy Holdings Ltd.	18,417	303,760
Haier Smart Home Co., Ltd.	82,148	287,178
Ping An Insurance Group Co. of China Ltd., Class H	39,000	266,736
Tencent Holdings Ltd.	22,200	1,325,311
Total China		3,024,677
Denmark | 1.1%
Novozymes A/S, Class B	15,282	1,047,600
Total Denmark		1,047,600
France | 10.2%
Air Liquide SA	6,224	996,836
Dassault Systèmes SE	36,590	1,925,568
L’Oréal SA	9,506	3,933,621
Schneider Electric SE	19,669	3,275,948
Total France		10,131,973
Germany | 10.2%
Allianz SE REG	11,762	2,635,224
Infineon Technologies AG	98,572	4,031,414
SAP SE ADR	13,692	1,848,968
Symrise AG	12,430	1,629,213
Total Germany		10,144,819
Common Stocks | 95.6% of portfolio (Continued)
	Shares	Value
Hong Kong | 3.5%
AIA Group Ltd.	299,200	$3,442,117
Total Hong Kong		3,442,117
India | 0.9%
HDFC Bank Ltd. ADR	5,614	410,327
ICICI Bank Ltd. ADR	27,120	511,755
Total India		922,082
Indonesia | 0.4%
PT Telkom Indonesia (Persero) Tbk. ADR	14,539	369,291
Total Indonesia		369,291
Israel | 1.5%
Check Point Software Technologies Ltd. (a)	12,862	1,453,920
Total Israel		1,453,920
Japan | 16.7%
Chugai Pharmaceutical Co., Ltd.	48,600	1,778,463
FANUC Corp.	4,600	1,008,605
Keyence Corp.	3,300	1,969,674
Komatsu Ltd.	60,900	1,458,458
Kubota Corp.	88,300	1,879,256
Nitori Holdings Co., Ltd.	9,800	1,931,305
Shionogi & Co., Ltd.	28,700	1,963,922
Sysmex Corp.	16,200	2,012,178
Unicharm Corp.	57,300	2,539,077
Total Japan		16,540,938
Mexico | 0.3%
Fomento Economico Mexicano, SAB de CV ADR	3,960	343,411
Total Mexico		343,411
Netherlands | 3.8%
Adyen NV (a)	1,340	3,745,785
Total Netherlands		3,745,785
Republic of South Korea | 0.8%
Samsung Electronics Co., Ltd. GDR	501	777,211
Total Republic of South Korea		777,211
Russia | 0.9%
LUKOIL PJSC ADR	6,253	591,909
Yandex NV, Class A (a)	4,239	337,806
Total Russia		929,715

Portfolio of Investments  |  International Equity Fund  |  September 30, 2021  |  (Unaudited)  |
(Continued)
Common Stocks | 95.6% of portfolio (Continued)
	Shares	Value
Singapore | 2.8%
DBS Group Holdings Ltd.	126,315	$2,798,965
Total Singapore		2,798,965
Spain | 2.1%
Banco Bilboa Vizcaya Argentaria SA	314,502	2,075,903
Total Spain		2,075,903
Sweden | 9.4%
Alfa Laval AB	50,898	1,898,420
Atlas Copco AB, Class A	68,020	4,107,432
Epiroc AB, Class A	76,991	1,600,608
Skandinaviska Enskilda Banken AB, Class A	124,809	1,758,974
Total Sweden		9,365,434
Switzerland | 13.3%
Alcon Inc.	24,045	1,934,901
Lonza Group AG REG	3,926	2,944,929
Nestlé SA ADR	18,660	2,248,344
Roche Holding AG REG	9,490	3,463,563
SGS SA REG	339	986,774
Sonova Holding AG REG	4,325	1,634,452
Total Switzerland		13,212,963
Taiwan | 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	10,834	1,209,616
Total Taiwan		1,209,616
United States of America | 1.2%
Linde PLC	4,078	1,199,252
Total United States of America		1,199,252
Total Common Stocks
(Cost $63,724,662)		94,987,124

Preferred Stocks | 0.9% of portfolio
	Shares	Value
Brazil | 0.4%
Itaú Unibanco Holding SA ADR	74,855	$394,486
Total Brazil		394,486
Germany | 0.2%
FUCHS PETROLUB SE	3,058	143,177
Total Germany		143,177
Republic of South Korea | 0.3%
Samsung Electronics Co., Ltd. REG GDR	234	338,076
Total Republic of South Korea		338,076
Total Preferred Stocks
(Cost $562,260)		875,739

Money Market Fund | 3.5% of portfolio

State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03% (b)	3,497,294	3,497,294
Total Money Market Fund
(Cost $3,497,294)		3,497,294
Total Investments in Securities
(Cost $67,784,216) | 100.0%		$99,360,157

(a)	Non-income producing.
(b)	7-day yield at September 30, 2021.
ADR - American Depositary Deposit
SA - Sociedad Anonima or Societe Anonyme
PLC - Public Limited Company
A/S - Aktieselskab
SE - Societas Europaea
REG - Registered Shares
AG - Aktiengesellschaft
Tbk. - Terbuka
SAB de CV - Sociedad Anonima Bursatil de Capital Variable
SAB - Sociedad Anonima Bursatil

Portfolio of Investments  |  International Equity Fund  |  September 30, 2021  |  (Unaudited)  |
(Continued)
NV - Naamloze Vennottschap
GDR - Global Depositary Receipt
AB - Aktiebolag
At September 30, 2021, the cost of investment securities for tax purposes was $67,842,983. Net unrealized appreciation of investment securities was $31,517,174 consisting of unrealized gains of $33,050,439 and unrealized losses of $1,533,265.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
International Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$14,231,152	$80,755,972	$ —	$94,987,124
Preferred Stocks	394,486	481,253	—	875,739
Money Market Fund	3,497,294	—	—	3,497,294
Total	$18,122,932	$81,237,225	$ —	$99,360,157

Portfolio of Investments
Small-Company Stock Fund  |  September 30, 2021  |  (Unaudited)

Common Stocks | 98.5% of portfolio
	Shares	Value
Communication Services | 0.9%
Wireless Telecommunication Services
Shenandoah Telecommunications Co.	81,763	$2,582,076
Total Communication Services		2,582,076
Consumer Discretionary | 6.6%
Hotels, Restaurants & Leisure
Cracker Barrel Old Country Store, Inc.	20,619	2,883,361
Hilton Grand Vacations Inc. (a)	33,700	1,603,109
Household Durables
MDC Holdings, Inc.	102,288	4,778,896
Leisure Products
Callaway Golf Co. (a)	181,651	5,019,017
Specialty Retail
ARKO Corp. (a)	270,500	2,732,050
Textiles, Apparel & Luxury Goods
Carter's, Inc.	31,851	3,097,191
Total Consumer Discretionary		20,113,624
Consumer Staples | 0.8%
Food Products
TreeHouse Foods, Inc. (a)	63,927	2,549,409
Total Consumer Staples		2,549,409
Financials | 16.6%
Banks
Atlantic Union Bankshares Corp.	141,992	5,232,405
Cadence Bancorporation	207,500	4,556,700
Eastern Bankshares, Inc.	365,900	7,427,770
FB Financial Corp.	152,959	6,558,882
Glacier Bancorp, Inc.	151,916	8,408,551
South State Corp.	36,675	2,738,522
Umpqua Holdings Corp.	82,300	1,666,575
Capital Markets
Virtu Financial, Inc., Class A	104,243	2,546,657
Consumer Finance
Encore Capital Group, Inc. (a)	143,983	7,094,042
Insurance
Kinsale Capital Group, Inc.	27,726	4,483,294
Total Financials		50,713,398
Health Care | 21.8%
Biotechnology
Emergent BioSolutions Inc. (a)	57,525	2,880,277
Twist Bioscience Corp. (a)	46,977	5,025,129
Health Care Equipment & Supplies
Envista Holdings Corp. (a)	100,700	4,210,267
Integer Holdings Corp. (a)	45,970	4,106,960
NuVasive, Inc. (a)	63,500	3,800,475
STAAR Surgical Co. (a)	30,136	3,873,380
Common Stocks | 98.5% of portfolio (Continued)
	Shares	Value
Health Care | 21.8% (Continued)
Health Care Providers & Services
AMN Healthcare Services, Inc. (a)	86,687	$9,947,333
LHC Group, Inc. (a)	39,528	6,202,339
PetIQ, Inc. (a)	137,000	3,420,890
Health Care Technology
Inovalon Holdings, Inc., Class A (a)	115,591	4,657,161
Life Sciences Tools & Services
Medpace Holdings, Inc. (a)	57,750	10,930,920
NanoString Technologies, Inc. (a)	117,153	5,624,516
Pharmaceuticals
Aerie Pharmaceuticals, Inc. (a)	155,838	1,776,553
Total Health Care		66,456,200
Industrials | 23.9%
Aerospace & Defense
Triumph Group, Inc. (a)	277,700	5,173,551
Construction & Engineering
Comfort Systems USA, Inc.	69,888	4,984,412
Dycom Industries, Inc. (a)	19,300	1,374,932
Primoris Services Corp.	199,398	4,883,257
Electrical Equipment
Atkore Inc. (a)	99,100	8,613,772
EnerSys	54,335	4,044,697
Machinery
Barnes Group Inc.	81,200	3,388,476
Colfax Corp. (a)	174,828	8,024,605
Federal Signal Corp.	145,494	5,618,979
Professional Services
CACI International Inc., Class A (a)	8,971	2,351,299
ManTech International Corp., Class A	105,765	8,029,679
Road & Rail
Werner Enterprises, Inc.	145,033	6,420,611
Trading Companies & Distributors
Applied Industrial Technologies, Inc.	111,326	10,033,812
Total Industrials		72,942,082
Information Technology | 17.0%
Electronic Equipment, Instruments & Components
Advanced Energy Industries, Inc.	63,162	5,542,465
Itron, Inc. (a)	51,377	3,885,643
IT Services
CSG Systems International, Inc.	61,670	2,972,494
Semiconductors & Semiconductor Equipment
Diodes Inc. (a)	67,486	6,113,557
Software
Altair Engineering Inc., Class A (a)	101,177	6,975,142
Cognyte Software Ltd. (a)	79,326	1,630,149

Portfolio of Investments  |  Small-Company Stock Fund  |  September 30, 2021  |  (Unaudited)  |
(Continued)
Common Stocks | 98.5% of portfolio (Continued)
	Shares	Value
Information Technology | 17.0% (Continued)
Descartes Systems Group Inc. (The) (a)	101,770	$8,269,830
j2 Global, Inc. (a)	62,726	8,569,626
Model N, Inc. (a)	109,600	3,671,600
Verint Systems Inc. (a)	93,726	4,197,988
Total Information Technology		51,828,494
Materials | 7.7%
Chemicals
Avient Corp.	230,027	10,661,752
Ingevity Corp. (a)	43,641	3,114,658
Construction Materials
Summit Materials, Inc., Class A (a)	308,768	9,871,313
Total Materials		23,647,723
Real Estate | 3.2%
Equity Real Estate Investment Trusts (REITs)
Community Healthcare Trust Inc.	78,900	3,565,491
Common Stocks | 98.5% of portfolio (Continued)
	Shares	Value
Real Estate | 3.2% (Continued)
Easterly Government Properties, Inc.	229,311	$4,737,565
Uniti Group Inc.	128,400	1,588,308
Total Real Estate		9,891,364
Total Common Stocks
(Cost $213,967,276)		300,724,370

Money Market Fund | 1.5% of portfolio

State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03% (b)	4,589,330	4,589,330
Total Money Market Fund
(Cost $4,589,330)		4,589,330
Total Investments in Securities
(Cost $218,556,606) | 100.0%		$305,313,700

(a)	Non-income producing.
(b)	7-day yield at September 30, 2021.
At September 30, 2021, the cost of investment securities for tax purposes was $218,625,119. Net unrealized appreciation of investment securities was $86,688,581 consisting of unrealized gains of $95,509,819 and unrealized losses of $8,821,238.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Small-Company Stock Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$300,724,370	$ —	$ —	$300,724,370
Money Market Fund	4,589,330	—	—	4,589,330
Total	$305,313,700	$ —	$ —	$305,313,700